UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              CT Corporation System
                               155 Federal Street
                                Boston, MA 02110
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Kathleen A. McGah, Esq.
Vice President, Chief Legal Officer,                    John H. Beers, Esq.
Counsel and Secretary for Registrant                Vice President and Counsel
   Phoenix Life Insurance Company                 Phoenix Life Insurance Company
          One American Row                               One American Row
       Hartford, CT 06103-2899                        Hartford, CT 06103-2899
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


FOOTNOTE LEGEND
---------------

(1) Federal Income Tax Information: For tax information at September 30, 2009, see the Federal Income Tax Information Note 3 in the Notes to Schedules of Investments.

(2)  Non-income producing

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See table below.

     SERIES                           MARKET VALUE      % OF NET ASSETS
     ------                           ------------      ---------------
     Money Market Series                 $ 1,000              0.6%
     Multi-Sector
        Fixed Income Series               38,541             18.4
     Multi-Sector
        Short Term Bond Series             5,362             16.4
     Strategic Allocation Series          10,000              5.9

(5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  Illiquid Security.

(7) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(8)  Security in default.

(9)  The rate shown is the discount rate.

(10) All or a portion of the security is segregated as collateral.

(11) The maturity date shown is the reset date.

(12) Affiliated Fund.

                          PHOENIX CAPITAL GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)


                                                    SHARES           VALUE
                                               ---------------   ---------------
COMMON STOCKS--97.9%
CONSUMER DISCRETIONARY--10.9%
Amazon.com, Inc.(2)                                     40,147   $         3,748
Best Buy Co., Inc.                                      58,059             2,178
DIRECTV Group, Inc. (The)(2)                           109,090             3,009
Johnson Controls, Inc.                                  90,702             2,318
Lowe's Cos., Inc.                                      145,725             3,052
Penney (J.C.) Co., Inc.                                 88,585             2,990
Staples, Inc.                                          102,545             2,381
Time Warner, Inc.                                      100,036             2,879
Wynn Resorts Ltd.(2)                                    31,200             2,212
                                                                 ---------------
                                                                          24,767
                                                                 ---------------
CONSUMER STAPLES--10.2%
CVS Caremark Corp.                                      91,712             3,278
PepsiCo, Inc.                                           70,188             4,117
Philip Morris International, Inc.                       59,645             2,907
Procter & Gamble Co. (The)                             119,296             6,910
Wal-Mart Stores, Inc.                                   48,167             2,364
Walgreen Co.                                            92,718             3,474
                                                                 ---------------
                                                                          23,050
                                                                 ---------------
ENERGY--8.4%
Canadian Natural Resources Ltd.                         60,397             4,058
National Oilwell Varco, Inc.(2)                         94,600             4,080
Occidental Petroleum Corp.                              52,136             4,088
Petroleo Brasileiro SA ADR                              50,047             2,297
Range Resources Corp.                                   40,147             1,982
Transocean Ltd.(2)                                      30,040             2,569
                                                                 ---------------
                                                                          19,074
                                                                 ---------------
FINANCIALS--4.5%
American Express Co.                                    73,079             2,478
Goldman Sachs Group, Inc. (The)                         20,794             3,833
JPMorgan Chase & Co.                                    87,089             3,816
                                                                 ---------------
                                                                          10,127
                                                                 ---------------
HEALTH CARE--10.9%
Abbott Laboratories                                     81,709             4,042
Amgen, Inc.(2)                                          57,775             3,480
Baxter International, Inc.                              52,534             2,995
Becton, Dickinson & Co.                                 26,682             1,861
Gilead Sciences, Inc.(2)                                92,574             4,312
Johnson & Johnson                                       50,980             3,104
St. Jude Medical, Inc.(2)                               74,956             2,924

                                                    SHARES           VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Teva Pharmaceutical Industries Ltd.
   Sponsored ADR                                        41,303   $         2,088
                                                                 ---------------
                                                                          24,806
                                                                 ---------------
INDUSTRIALS--12.2%
Caterpillar, Inc.                                       54,162             2,780
Cummins, Inc.                                           63,151             2,830
Danaher Corp.                                           33,182             2,234
Emerson Electric Co.                                    56,690             2,272
Honeywell International, Inc.                           56,835             2,111
Joy Global, Inc.                                        47,875             2,343
Parker Hannifin Corp.                                   41,605             2,157
Union Pacific Corp.                                     60,226             3,514
United Parcel Service, Inc. Class B                     39,717             2,243
United Technologies Corp.                               84,412             5,143
                                                                 ---------------
                                                                          27,627
                                                                 ---------------
INFORMATION TECHNOLOGY--35.2%
Accenture plc Class A                                   62,823             2,342
Adobe Systems, Inc.(2)                                 140,526             4,643
Analog Devices, Inc.                                    77,122             2,127
Apple, Inc.(2)                                          50,834             9,423
ASML Holding N.V.                                       85,063             2,515
Broadcom Corp. Class A(2)                               85,498             2,624
Cisco Systems, Inc.(2)                                 243,030             5,721
EMC Corp.(2)                                           222,707             3,795
Google, Inc. Class A(2)                                 10,302             5,108
Hewlett-Packard Co.                                    124,930             5,898
Intel Corp.                                            212,019             4,149
International Business Machines
   Corp.                                                58,962             7,053
Microsoft Corp.                                        401,934            10,406
Oracle Corp.                                           149,767             3,121
QUALCOMM, Inc.                                          84,918             3,820
Visa, Inc. Class A                                      37,551             2,595
Yahoo!, Inc.(2)                                        248,747             4,430
                                                                 ---------------
                                                                          79,770
                                                                 ---------------
MATERIALS--5.6%
BHP Billiton Ltd. Sponsored ADR                         33,508             2,212
Freeport-McMoRan Copper & Gold,
   Inc.(2)                                              55,313             3,795
Monsanto Co.                                            23,038             1,783
Potash Corp. of Saskatchewan, Inc.                      28,304             2,557

                          PHOENIX CAPITAL GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES           VALUE
                                               ---------------   ---------------
MATERIALS--(CONTINUED)
Praxair, Inc.                                           27,298   $         2,230
                                                                 ---------------
                                                                          12,577
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $186,882)                                               221,798
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $186,882)                                               221,798
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.7%
MONEY MARKET MUTUAL FUNDS--1.7%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield
   0.260%)                                           3,806,627             3,807
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,807)                                                   3,807
                                                                 ---------------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $190,689)                                               225,605(1)
Other assets and liabilities, net--0.4%                                      932
                                                                 ---------------
NET ASSETS--100.0%                                               $       226,537
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

ADR   American Depositary Receipt.

COUNTRY WEIGHTINGS as of 9/30/09 +

United States                         90%
Canada                                 3
Bermuda                                1
Brazil                                 1
Cayman Islands                         1
Korea                                  1
Switzerland                            1
Other                                  2
                                     ---
Total                                100%

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT
                             SEPTEMBER 30,      LEVEL 1
                                 2009        QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks               $221,798         $221,798
   Short-Term Investments         3,807            3,807
Total Investments              $225,605         $225,605

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--96.1%
CONSUMER DISCRETIONARY--6.8%
McDonald's Corp.                                        34,000   $         1,940
NIKE, Inc. Class B                                      34,400             2,226
Under Armour, Inc. Class A(2)                           69,000             1,920
                                                                 ---------------
                                                                           6,086
                                                                 ---------------
CONSUMER STAPLES--10.7%
Altria Group, Inc.                                      94,000             1,674
Bunge Ltd.                                              28,300             1,772
Costco Wholesale Corp.                                  34,000             1,920
PepsiCo, Inc.                                           37,000             2,170
Philip Morris International, Inc.                       41,300             2,013
                                                                 ---------------
                                                                           9,549
                                                                 ---------------
ENERGY--13.0%
ConocoPhillips                                          41,300             1,865
Halliburton Co.                                         90,900             2,465
Massey Energy Co.                                       41,000             1,144
Occidental Petroleum Corp.                              26,000             2,038
Petroleo Brasileiro SA ADR                              42,000             1,928
Valero Energy Corp.                                    107,000             2,075
                                                                 ---------------
                                                                          11,515
                                                                 ---------------
FINANCIALS--7.3%
Allstate Corp. (The)                                    39,000             1,194
Goldman Sachs Group, Inc. (The)                         11,000             2,028
Hudson City Bancorp, Inc.                              131,700             1,732
Reinsurance Group of America, Inc.                      34,000             1,516
                                                                 ---------------
                                                                           6,470
                                                                 ---------------
HEALTH CARE--12.4%
Biogen Idec, Inc.(2)                                    39,000             1,970
Gilead Sciences, Inc.(2)                                40,000             1,863
Johnson & Johnson                                       31,200             1,900
Merck & Co., Inc.                                       46,000             1,455
Shire plc ADR                                            4,460               233
St. Jude Medical, Inc.(2)                               45,000             1,756
UnitedHealth Group, Inc.                                72,100             1,805
                                                                 ---------------
                                                                          10,982
                                                                 ---------------
INDUSTRIALS--13.5%
Boeing Co. (The)                                        37,000             2,004
Caterpillar, Inc.                                       29,000             1,489
Continental Airlines, Inc. Class B(2)                  151,000             2,482
Foster Wheeler AG(2)                                    61,000             1,946

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
L-3 Communications Holdings, Inc.                       24,900   $         2,000
Union Pacific Corp.                                     35,000             2,042
                                                                 ---------------
                                                                          11,963
                                                                 ---------------
INFORMATION TECHNOLOGY--13.9%
Cisco Systems, Inc.(2)                                  96,000             2,260
Corning, Inc.                                          126,700             1,940
Hewlett-Packard Co.                                     45,000             2,124
International Business Machines Corp.                   17,200             2,057
Microsoft Corp.                                         76,000             1,968
Research In Motion Ltd.(2)                              29,000             1,959
                                                                 ---------------
                                                                          12,308
                                                                 ---------------
MATERIALS--7.9%
Alcoa, Inc.                                             99,000             1,299
Freeport-McMoRan Copper & Gold, Inc.(2)                 31,000             2,127
Nucor Corp.                                             40,000             1,880
Potash Corp. of Saskatchewan, Inc.                      19,000             1,717
                                                                 ---------------
                                                                           7,023
                                                                 ---------------
TELECOMMUNICATION SERVICES--8.5%
AT&T, Inc.                                              71,000             1,918
Nokia OYJ Sponsored ADR                                133,700             1,955
QUALCOMM, Inc.                                          41,700             1,876
Verizon Communications, Inc.                            61,000             1,846
                                                                 ---------------
                                                                           7,595
                                                                 ---------------
UTILITIES--2.1%
Exelon Corp.                                            38,000             1,886
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $65,937)                                                 85,377
                                                                 ---------------
EXCHANGE TRADED FUNDS--3.3%
PowerShares Deutsche Bank Agriculture
   Fund(2)                                              64,400             1,640
ProShares Ultrashort S&P 500(R)                         32,000             1,294
                                                                 ---------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $3,054)                                                   2,934
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $68,991)                                                 88,311
                                                                 ---------------

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
State Street Institutional Liquid
   Reserves Fund - Institutional Shares
   (seven-day effective yield 0.260%)                  643,358   $           643
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $643)                                                       643
                                                                 ---------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $69,634)                                                 88,954(1)
Other assets and liabilities, net--(0.1)%                                    (87)
                                                                 ---------------
NET ASSETS--100.0%                                               $        88,867
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

ADR   American Depositary Receipt.

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                               TOTAL VALUE AT
                                                SEPTEMBER 30,       LEVEL 1
                                                     2009         QUOTED PRICES
                                               ---------------   ---------------
Equity Securities:
   Common Stocks                               $        85,377   $        85,377
   Exchange Traded Funds                                 2,934             2,934
   Short-Term Investments                                  643               643
Total                                          $        88,954   $        88,954

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

           PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
EXCHANGE TRADED FUNDS--49.4%
iShares S&P Developed Ex-U.S.
   Property Index Fund                                  16,941   $           533
iShares S&P Global Infrastructure Index Fund            26,797               899
iShares S&P GSCI Commodity Index Trust(2)               36,090             1,071
SPDR S&P International Small Cap Fund                   49,315             1,262
Vanguard Emerging Markets Fund                          16,460               635
Vanguard Intermediate-Term Bond Fund                    10,138               817
Vanguard Large-Cap Fund                                 11,013               529
Vanguard Small-Cap Value Fund                           34,033             1,818
Vanguard Value Fund                                     29,100             1,341
                                                                 ---------------
TOTAL EXCHANGE TRADED FUNDS
   (IDENTIFIED COST $8,187)                                                8,905
                                                                 ---------------
MUTUAL FUNDS--50.1%
Phoenix Capital Growth Series(12)                       96,935             1,166
Phoenix Mid-Cap Growth Series(12)                       80,252               905
Phoenix Small-Cap Growth Series(12)                     64,325               713
Phoenix-Aberdeen International
  Series(12)                                           173,393             2,489
Phoenix-Duff & Phelps Real Estate Series(12)            47,977               893
Sentinel Common Stock Fund                              96,038             2,514
Sentinel Government Securities Fund                     32,770               362
                                                                 ---------------
TOTAL MUTUAL FUNDS
   (IDENTIFIED COST $7,751)                                                9,042
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.5%
   (IDENTIFIED COST $15,938)                                              17,947
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield 0.260%)           152,029               152
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $152)                                                    152
                                                                 ---------------
TOTAL INVESTMENTS--100.3%
   (IDENTIFIED COST $16,090)                                              18,099(1)
Other assets and liabilities, net--(0.3)%                                    (60)
                                                                 ---------------
NET ASSETS--100.0%                                               $        18,039
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

REITs  Real Estate Investment Trust
SPDR   S&P Depositary Receipt.

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                            TOTAL VALUE
                                AT        LEVEL 1
                             SEPTEMBER     QUOTED
                              30, 2009     PRICES
                            -----------   -------
Equity Securities:
   Exchange Traded Funds      $ 8,905     $ 8,905
   Mutual Funds                 9,042       9,042
   Short-Term Investments         152         152
Total Investments             $18,099     $18,099

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
EXCHANGE TRADED FUNDS--50.3%
iShares Barclays Treasury Inflation
   Protected Securities                                  9,692   $           997
iShares S&P Developed Ex-U.S.
   Property Index Fund                                  20,057               631
iShares S&P Global Infrastructure
   Index Fund                                           38,773             1,300
iShares S&P GSCI Commodity Index
   Trust(2)                                             52,210             1,550
SPDR S&P International Small Cap
   Fund                                                 75,810             1,941
Vanguard Emerging Markets Fund                          20,930               807
Vanguard Intermediate-Term Bond Fund                    23,510             1,894
Vanguard Large-Cap Fund                                 17,052               820
Vanguard Short-Term Bond Fund                           13,660             1,093
Vanguard Small-Cap Value Fund                           55,431             2,962
Vanguard Value Fund                                     48,940             2,255
                                                                 ---------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $14,969)                                                 16,250
                                                                 ---------------
MUTUAL FUNDS--49.1%
JPMorgan Short Duration Bond Fund                       85,969               933
Phoenix Capital Growth Series(12)                      174,329             2,096
Phoenix Mid-Cap Growth Series(12)                      129,348             1,459
Phoenix Small-Cap Growth Series(12)                    101,530             1,126
Phoenix-Aberdeen International
   Series(12)                                          259,616             3,726
Phoenix-Duff & Phelps Real Estate
   Series(12)                                           67,748             1,261
Sentinel Common Stock Fund                             165,687             4,338
Sentinel Government Securities Fund                     84,532               933
                                                                 ---------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $13,722)                                                 15,872
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $28,691)                                                 32,122
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.0%
MONEY MARKET MUTUAL FUNDS--1.0%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield
   0.260%)                                             338,383               338
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $338)                                                       338
                                                                 ---------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $29,029)                                                 32,460(1)
Other assets and liabilities, net--(0.4)%                                   (122)
                                                                 ---------------
NET ASSETS--100.0%                                               $        32,338
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

SPDR    S&P Depositary Receipt.
REITs   Real Estate Investment Trust

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE
                                 AT       LEVEL 1
                             SEPTEMBER     QUOTED
                              30, 2009     PRICES
                            -----------   --------
Equity Securities:
   Exchange Traded Funds      $16,250     $16,250
   Mutual Funds                15,872      15,872
   Short-Term Investments         338         338
Total Investments             $32,460     $32,460

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
EXCHANGE TRADED FUNDS--54.0%
iShares Barclays Treasury Inflation
   Protected Securities                                 34,538   $         3,553
iShares S&P GSCI Commodity Index
   Trust(2)                                             29,670               881
SPDR S&P International Small Cap
   Fund                                                 35,190               901
Vanguard Intermediate-Term Bond Fund                    24,360             1,962
Vanguard Large-Cap Fund                                 12,788               615
Vanguard Long-Term Bond Fund                            22,486             1,796
Vanguard Short-Term Bond Fund                           47,390             3,794
Vanguard Small-Cap Value Fund                           22,138             1,183
Vanguard Value Fund                                     32,780             1,510
                                                                 ---------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $14,483)                                                 16,195
                                                                 ---------------
MUTUAL FUNDS--42.1%
JPMorgan Short Duration Bond Fund                      343,544             3,727
Phoenix Capital Growth Series(12)                       49,753               598
Phoenix Mid-Cap Growth Series(12)                       93,390             1,054
Phoenix-Aberdeen International
   Series(12)                                          146,033             2,096
Sentinel Common Stock Fund                             126,477             3,311
Sentinel Government Securities Fund                    164,337             1,814
                                                                 ---------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $11,623)                                                 12,600
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--96.1%
(IDENTIFIED COST $26,106)                                                 28,795
                                                                 ---------------
SHORT-TERM INVESTMENTS--3.7%
MONEY MARKET MUTUAL FUNDS--3.7%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield
   0.260%)                                           1,095,634             1,096
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,096)                                                   1,096
                                                                 ---------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $27,202)                                                 29,891(1)
Other assets and liabilities, net--0.2%                                       72
                                                                 ---------------
NET ASSETS--100.0%                                               $        29,963
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

REITs   Real Estate Investment Trust
SPDR    S&P Depositary Receipt.

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE
                                 AT       LEVEL 1
                             SEPTEMBER     QUOTED
                             30, 2009     Prices
                            -----------   -------
Equity Securities:
   Exchange Traded Funds      $16,195     $16,195
   Mutual Funds                12,600      12,600
   Short-Term Investments       1,096       1,096
Total Investments             $29,891     $29,891

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
EXCHANGE TRADED FUNDS--52.5%
   iShares Barclays Treasury Inflation
      Protected Securities                              18,469   $         1,900
   iShares S&P Developed Ex-U.S.
     Property Index Fund                                17,332               545
   iShares S&P Global Infrastructure
     Index Fund                                         24,302               815
   iShares S&P GSCI Commodity Index
     Trust (2)                                          36,190             1,074
   SPDR S&P International Small Cap
     Fund                                               48,420             1,240
   Vanguard Emerging Markets Fund                       14,290               551
   Vanguard Intermediate-Term Bond
     Fund                                               17,699             1,426
   Vanguard Large-Cap Fund                              13,967               671
   Vanguard Long-Term Bond Fund                         12,014               960
   Vanguard Short-Term Bond Fund                        27,980             2,240
   Vanguard Small-Cap Value Fund                        30,958             1,654
   Vanguard Value Fund                                  31,820             1,466
                                                                 ---------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $13,420)                                                 14,542
                                                                 ---------------
MUTUAL FUNDS--43.2%
   JPMorgan Short Duration Bond Fund                   196,624             2,133
   Phoenix Capital Growth Series (12)                   78,953               949
   Phoenix Mid-Cap Growth Series (12)                  109,876             1,240
   Phoenix-Aberdeen International Series (12)          173,058             2,484
   Phoenix-Duff & Phelps Real Estate
      Series (12)                                       46,753               870
   Sentinel Common Stock Fund                          118,251             3,096
   Sentinel Government Securities Fund                 109,657             1,211
                                                                 ---------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $10,724)                                                 11,983
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $24,144)                                                 26,525
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.8%
MONEY MARKET MUTUAL FUNDS--1.8%
State Street Institutional Liquid Reserves
   Fund - Institutional Shares (seven-day
   effective yield 0.260%)                             504,758               505
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $505)                                                       505
                                                                 ---------------
TOTAL INVESTMENTS--97.5%
(IDENTIFIED COST $24,649)                                                 27,030(1)
Other assets and liabilities, net--2.5%                                      683
                                                                 ---------------
NET ASSETS--100.0%                                               $        27,713
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

ETN     Exchange Traded Note
REITs   Real Estate Investment Trust
SPDR    S&P Depositary Receipt.

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT   LEVEL 1
                             SEPTEMBER 30,   QUOTED
                                 2009        PRICES
                            --------------   -------
Equity Securities:
   Exchange Traded Funds        $14,542      $14,542
   Mutual Funds                  11,983       11,983
   Short-Term Investments           505          505
Total Investments               $27,030      $27,030

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          PHOENIX MID-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--100.3%
CONSUMER DISCRETIONARY--20.2%
Bed Bath & Beyond, Inc.(2)                              12,300   $           462
CarMax, Inc.(2)                                         13,500               282
Coach, Inc.                                              7,500               247
DeVry, Inc.                                              8,900               492
Discovery Communications, Inc. Class A(2)                5,000               145
Dollar Tree, Inc.(2)                                     8,500               414
DreamWorks Animation SKG, Inc. Class A(2)                9,000               320
Gap, Inc. (The)                                         12,000               257
International Game Technology                           11,500               247
Kohl's Corp.(2)                                          7,000               399
Las Vegas Sands Corp.(2)                                 7,000               118
Marriott International, Inc. Class A                     8,159               225
Nordstrom, Inc.                                         13,700               418
O'Reilly Automotive, Inc.(2)                             7,000               253
Penn National Gaming, Inc.(2)                           19,900               550
priceline.com, Inc.(2)                                   2,000               332
Ross Stores, Inc.                                       18,200               869
Royal Caribbean Cruises Ltd.(2)                          8,000               193
Scripps Networks Interactive, Inc. Class A               3,500               129
Strayer Education, Inc.                                  2,800               610
TJX Cos., Inc. (The)                                    12,200               453
Urban Outfitters, Inc.(2)                               30,200               911
Williams-Sonoma, Inc.                                   14,200               287
WMS Industries, Inc.(2)                                 23,000             1,025
                                                                 ---------------
                                                                           9,638
                                                                 ---------------
CONSUMER STAPLES--4.9%
Avon Products, Inc.                                      8,000               271
BJ's Wholesale Club, Inc.(2)                            12,500               453
Church & Dwight Co., Inc.                                7,700               437
Mead Johnson Nutrition Co. Class A                      12,300               555
Shoppers Drug Mart Corp.                                15,200               624
                                                                 ---------------
                                                                           2,340
                                                                 ---------------
ENERGY--7.5%
Alpha Natural Resources, Inc.(2)                         4,500               158
Cabot Oil & Gas Corp.                                    6,500               232
CARBO Ceramics, Inc.                                     9,600               495
Concho Resources, Inc.(2)                               21,100               766
Core Laboratories N.V.                                   4,400               454
Oceaneering International, Inc.(2)                       4,500               255
Range Resources Corp.                                   12,600               622

                                                    SHARES            VALUE
                                               ---------------   ---------------
ENERGY--(CONTINUED)
Southwestern Energy Co.(2)                              13,700   $           585
                                                                 ---------------
                                                                           3,567
                                                                 ---------------
FINANCIALS--7.5%
Affiliated Managers Group, Inc.(2)                       7,000               455
IntercontinentalExchange, Inc.(2)                        4,400               428
Invesco Ltd.                                            21,000               478
Lazard Ltd. Class A                                     21,100               872
MSCI, Inc. Class A(2)                                   18,000               533
Northern Trust Corp.                                     8,500               494
Signature Bank(2)                                       10,000               290
                                                                 ---------------
                                                                           3,550
                                                                 ---------------
HEALTH CARE--13.5%
Alexion Pharmaceuticals, Inc.(2)                         7,300               325
Allscripts-Misys Healthcare Solutions, Inc.             16,100               326
Bard (C.R.), Inc.                                        5,000               393
Dendreon Corp.(2)                                        7,000               196
Edwards Lifesciences Corp.(2)                            5,500               385
Express Scripts, Inc.(2)                                 9,800               760
HMS Holdings Corp.(2)                                    7,000               268
Human Genome Sciences, Inc.(2)                          13,000               245
Illumina, Inc.(2)                                       12,700               540
MedAssets, Inc.(2)                                      11,300               255
Mylan, Inc.(2)                                          21,500               344
NuVasive, Inc.(2)                                        8,800               367
PSS World Medical, Inc.(2)                               7,500               164
ResMed, Inc.(2)                                          5,000               226
Talecris Biotherapeutics Holdings Corp.(2)              18,500               351
United Therapeutics Corp.(2)                             5,000               245
VCA Antech, Inc.(2)                                     21,400               575
Vertex Pharmaceuticals, Inc.(2)                         13,000               493
                                                                 ---------------
                                                                           6,458
                                                                 ---------------
INDUSTRIALS--15.5%
Ametek, Inc.                                            16,500               576
CoStar Group, Inc.(2)                                    6,400               264
Danaher Corp.                                            7,800               525
Expeditors International of Washington, Inc.            12,200               429
Fastenal Co.                                            15,000               581
Flowserve Corp.                                          3,300               325
Grainger (W.W.), Inc.                                    5,000               447
Hunt (J.B.) Transport Services, Inc.                    14,200               456
IHS, Inc. Class A(2)                                    12,800               654
Jacobs Engineering Group, Inc.(2)                       10,700               492

                          PHOENIX MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
Precision Castparts Corp.                                6,100   $           621
Robinson (C.H.) Worldwide, Inc.                         12,600               728
Rockwell Collins, Inc.                                   3,500               178
Roper Industries, Inc.                                   7,500               382
Stericycle, Inc.(2)                                     15,000               727
                                                                 ---------------
                                                                           7,385
                                                                 ---------------
INFORMATION TECHNOLOGY--22.9%
Activision Blizzard, Inc.(2)                            50,000               619
Amphenol Corp. Class A                                  11,000               414
Analog Devices, Inc.                                    15,000               414
ANSYS, Inc.(2)                                          19,700               738
Avago Technologies Ltd.(2)                              16,000               273
Brocade Communications Systems, Inc.(2)                 29,600               233
Citrix Systems, Inc.(2)                                  6,000               235
Cognizant Technology Solutions Corp. Class A(2)         12,500               483
Dolby Laboratories, Inc. Class A(2)                     16,500               630
Electronic Arts, Inc.(2)                                 6,500               124
Equinix, Inc.(2)                                         5,600               515
Juniper Networks, Inc.(2)                               19,500               527
Lam Research Corp.(2)                                    8,300               284
Marvell Technology Group Ltd.(2)                        28,300               458
McAfee, Inc.(2)                                          7,700               337
Microchip Technology, Inc.                              21,000               556
MICROS Systems, Inc.(2)                                  7,300               220
National Instruments Corp.                              13,000               359
NetApp, Inc.(2)                                         10,000               267
Rovi Corp.(2)                                           11,300               380
Salesforce.com, Inc.(2)                                  3,000               171
Silicon Laboratories, Inc.(2)                           12,200               566
Sybase, Inc.(2)                                          8,500               331
Trimble Navigation Ltd.(2)                              16,000               383
Varian Semiconductor Equipment Associates,
   Inc.(2)                                               9,800               322
VistaPrint NV(2)                                        14,300               726
Western Digital Corp.(2)                                 9,500               347
                                                                 ---------------
                                                                          10,912
                                                                 ---------------
MATERIALS--4.1%
Airgas, Inc.                                            16,500               798
Cliffs Natural Resources, Inc.                           8,500               275
Ecolab, Inc.                                            19,500               902
                                                                 ---------------
                                                                           1,975
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
TELECOMMUNICATION SERVICES--4.2%
American Tower Corp. Class A(2)                         24,000   $           874
Millicom International Cellular S.A.(2)                  4,400               320
SBA Communications Corp. Class A(2)                     30,200               816
                                                                 ---------------
                                                                           2,010
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $43,548)                                                 47,835
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--100.3%
(IDENTIFIED COST $43,548)                                                 47,835
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
State Street Institutional Liquid Reserves
   Fund - Institutional Shares (seven-day
   effective yield 0.260%)                             343,954               344
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $344)                                                       344
                                                                 ---------------
TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $43,892)                                                 48,179(1)
Other assets and liabilities, net--(1.0)%                                   (457)
                                                                 ---------------
NET ASSETS--100.0%                                               $        47,722
                                                                 ===============

                            Refer to Footnote Legend

COUNTRY WEIGHTINGS as of 9/30/09 +
United States                         91%
Bermuda                                4
Netherlands                            2
Canada                                 1
Luxembourg                             1
Singapore                              1
                                     ---
Total                                100%


+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT
                             SEPTEMBER 30,      LEVEL 1
                                 2009        QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks                $47,835         $47,835
   Short-Term Investments           344             344
Total Investments               $48,179         $48,179

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          PHOENIX MID-CAP VALUE SERIES
            (FORMERLY PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES)
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.9%
CONSUMER DISCRETIONARY--7.0%
BorgWarner, Inc.                                        66,200   $         2,003
Brink's Home Security Holdings, Inc.(2)                 70,900             2,183
Gentex Corp.                                            75,300             1,066
Tupperware Brands Corp.                                 60,400             2,411
                                                                 ---------------
                                                                           7,663
                                                                 ---------------
CONSUMER STAPLES--12.1%
Alberto-Culver Co.                                      75,500             2,090
BJ's Wholesale Club, Inc.(2)                            62,500             2,264
Dr.  Pepper Snapple Group, Inc.(2)                      79,400             2,283
Mead Johnson Nutrition Co. Class A                      52,500             2,368
Molson Coors Brewing Co. Class B                        44,300             2,156
Smucker (J.M.) Co. (The)                                41,400             2,195
                                                                 ---------------
                                                                          13,356
                                                                 ---------------
ENERGY--6.3%
Cabot Oil & Gas Corp.                                   61,800             2,209
Plains Exploration & Production Co.(2)                  85,000             2,351
Southern Union Co.                                     113,300             2,356
                                                                 ---------------
                                                                           6,916
                                                                 ---------------
FINANCIALS--22.3%
AXIS Capital Holdings Ltd.                              70,700             2,134
Commerce Bancshares, Inc.                               61,000             2,272
Eaton Vance Corp.                                       77,200             2,161
Equity Lifestyle Properties, Inc.                       28,100             1,202
Everest Re Group Ltd.                                   26,400             2,315
HCC Insurance Holdings, Inc.                            81,900             2,240
Healthcare Realty Trust, Inc.                           55,600             1,175
Hudson City Bancorp, Inc.                              168,700             2,218
Lazard Ltd. Class A                                     53,800             2,222
People's United Financial, Inc.                        130,700             2,034
Safety Insurance Group, Inc.                            28,800               948
Transatlantic Holdings, Inc.                            22,800             1,144
Willis Group Holdings Ltd.                              86,000             2,427
                                                                 ---------------
                                                                          24,492
                                                                 ---------------
HEALTH CARE--8.2%
Cephalon, Inc.(2)                                       10,200               594
CONMED Corp.(2)                                         62,000             1,189
DENTSPLY International, Inc.                            61,900             2,138
Laboratory Corp. of America Holdings(2)                 34,100             2,240
Natus Medical, Inc.(2)                                  40,300               622

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Universal Health Services, Inc. Class B                 36,700   $         2,273
                                                                 ---------------
                                                                           9,056
                                                                 ---------------
INDUSTRIALS--13.2%
AGCO Corp.(2)                                           74,700             2,064
Alexander & Baldwin, Inc.                               67,700             2,173
Alliant Techsystems, Inc.(2)                            28,600             2,227
Cummins, Inc.                                           24,200             1,084
Gardner Denver, Inc.(2)                                 35,300             1,231
Jacobs Engineering Group, Inc.(2)                       49,500             2,275
Lennox International, Inc.                              30,700             1,109
Manpower, Inc.                                          23,900             1,355
URS Corp.(2)                                            21,500               938
                                                                 ---------------
                                                                          14,456
                                                                 ---------------
INFORMATION TECHNOLOGY--14.3%
Altera Corp.                                            59,400             1,218
Amphenol Corp. Class A                                  29,700             1,119
CACI International, Inc. Class A(2)                     53,400             2,524
CommScope, Inc.(2)                                      85,900             2,571
FactSet Research Systems, Inc.                          19,400             1,285
McAfee, Inc.(2)                                         49,800             2,181
Sybase, Inc.(2)                                         64,400             2,505
Total System Services, Inc.                            143,700             2,315
                                                                 ---------------
                                                                          15,718
                                                                 ---------------
MATERIALS--10.6%
Airgas, Inc.                                            47,600             2,302
Albemarle Corp.                                         69,000             2,387
Allegheny Technologies, Inc.                            36,200             1,267
AptarGroup, Inc.                                        63,400             2,369
Cliffs Natural Resources, Inc.                          33,800             1,094
Eastman Chemical Co.                                    41,200             2,206
                                                                 ---------------
                                                                          11,625
                                                                 ---------------
UTILITIES--4.9%
DPL, Inc.                                               83,700             2,184
DTE Energy Co.                                          30,000             1,054
Wisconsin Energy Corp.                                  47,700             2,155
                                                                 ---------------
                                                                           5,393
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88,641)                                                108,675
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $88,641)                                                108,675
                                                                 ---------------

                          PHOENIX MID-CAP VALUE SERIES
            (FORMERLY PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SHORT-TERM INVESTMENTS--1.1%
MONEY MARKET MUTUAL FUNDS--1.1%
State Street Institutional Liquid Reserves
   Fund - Institutional Shares (seven-day
   effective yield 0.260%)                           1,197,669   $         1,198
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,198)                                                   1,198
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $89,839)                                                109,873(1)
Other Assets and Liabilities--0.0%                                            22
                                                                 ---------------
NET ASSETS--100.0%                                               $       109,895
                                                                 ===============

                            Refer to Footnote Legend

COUNTRY WEIGHTINGS as of 9/30/09 +
United States                         92%
Bermuda                                8
                                     ---
Total                                100%
                                     ---


+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT
                             SEPTEMBER 30,      LEVEL 1
                                 2009        QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks               $108,675           $108,675
   Short-Term Investments         1,198              1,198
Total Investments              $109,873           $109,873

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           PHOENIX MONEY MARKET SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  FACE VALUE          VALUE
                                               ---------------   ---------------
FEDERAL AGENCY SECURITIES--66.8%
FHLB
   0.170%, 10/14/09(9)                         $         3,700   $         3,700
   0.210%, 10/16/09(9)                                   3,500             3,500
   0.250%, 10/19/09(9)                                   2,595             2,595
   0.180%, 10/21/09(9)                                   1,890             1,890
   0.210%, 10/23/09(9)                                   2,658             2,658
   0.220%, 10/23/09(9)                                   3,500             3,500
   0.150%, 10/28/09(9)                                   6,801             6,800
   0.200%, 11/6/09(9)                                    3,255             3,254
   0.220%, 11/19/09(9)                                   2,130             2,129
   4.250%, 11/20/09                                      5,500             5,531
   0.120%, 11/25/09(9)                                   1,270             1,270
   0.160%, 11/27/09(9)                                   2,145             2,144
   5.000%, 12/11/09                                      1,500             1,514
FHLMC
   0.150%, 10/13/09(9)                                   3,575             3,575
   0.220%, 10/13/09(9)                                   1,330             1,330
   0.140%, 10/19/09(9)                                   2,380             2,380
   0.150%, 10/26/09(9)                                   4,540             4,539
   0.220%, 11/6/09(9)                                    3,340             3,339
   0.145%, 11/9/09(9)                                    3,955             3,954
   0.250%, 11/9/09(9)                                    2,476             2,475
   0.280%, 11/9/09(9)                                    1,000             1,000
   0.160%, 11/30/09(9)                                   2,450             2,449
   0.240%, 12/8/09(9)                                    3,540             3,538
   3.000%, 12/15/09                                      3,500             3,520
   0.130%, 12/21/09(9)                                   3,500             3,499
FNMA
   0.230%, 10/1/09(9)                                    3,860             3,860
   0.190%, 10/5/09(9)                                    2,530             2,530
   0.240%, 10/21/09(9)                                   1,718             1,718
   0.155%, 10/26/09(9)                                   3,505             3,505
   0.170%, 10/26/09(9)                                     780               780
   0.190%, 10/26/09(9)                                   3,525             3,525
   0.200%, 11/4/09(9)                                    6,762             6,761
   0.250%, 11/5/09(9)                                      500               500
   0.210%, 11/6/09(9)                                    1,686             1,686
   0.120%, 11/18/09(9)                                   3,500             3,499
   3.875%, 12/10/09                                      2,045             2,059
   0.160%, 12/17/09(9)                                   3,700             3,699
   0.250%, 12/28/09(9)                                   4,185             4,182

                                                  FACE VALUE          VALUE
                                               ---------------   ---------------
   0.260%, 12/28/09(9)                         $         1,600   $         1,599
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $115,986)                                               115,986
                                                                 ---------------
FEDERAL AGENCY SECURITIES--VARIABLE(3)(11)--0.4%
SBA (Final Maturity  2/25/23) 0.750%,
   10/1/09                                                 101               101
SBA (Final Maturity 1/25/21) 0.750%,
   10/1/09                                                  13                13
SBA (Final Maturity 10/25/22) 0.750%,
   10/1/09                                                 199               199
SBA (Final Maturity 11/25/21) 0.875%,
   10/1/09                                                 187               187
SBA (Final Maturity 2/25/23) 0.750%,
   10/1/09                                                 133               133
SBA (Final Maturity 3/25/24) 0.625%,
   10/1/09                                                  57                57
SBA (Final Maturity 5/25/21) 0.750%,
   10/1/09                                                  55                55
                                                                 ---------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
(IDENTIFIED COST $745)                                                       745
                                                                 ---------------
COMMERCIAL PAPER(9)--30.1%
Abbott Laboratories
   0.190%, 10/5/09                                       2,000             2,000
   0.140%, 10/22/09                                      1,605             1,605
   0.150%, 10/30/09                                      3,290             3,290
Campbell Soup Co. 0.250%, 12/8/09                        3,830             3,828
Coca-Cola Co.
   0.250%, 11/16/09                                      3,500             3,499
   0.190%, 12/18/09                                      3,000             2,999
Dupont (E.I.) de Nemours Co.
   0.170%, 10/22/09                                      3,205             3,205
   0.170%, 10/29/09                                      3,820             3,819
General Electric Co. 0.200%, 12/29/09                    6,425             6,422
Hewlett-Packard Co. 0.110%, 10/7/09                      2,500             2,500
Honeywell International, Inc. 0.300%,
   12/7/09                                               1,200             1,199
NetJets, Inc. 0.190%, 10/8/09                            2,750             2,750
Pfizer, Inc.
   0.150%, 10/27/09                                      2,530             2,530
   0.140%, 10/29/09                                      3,735             3,734
Toyota Motor Credit Corp.
   0.260%, 10/20/09                                      4,215             4,214
   0.220%, 10/22/09                                      2,000             2,000
Wal-Mart Stores, Inc. 0.160%, 11/30/09                   2,780             2,779
                                                                 ---------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $52,373)                                                 52,373
                                                                 ---------------
MEDIUM TERM NOTES--2.0%
Royal Bank of Canada 0.897%, 10/1/09(3)                  2,500             2,500

                           PHOENIX MONEY MARKET SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  FACE VALUE          VALUE
                                               ---------------   ---------------
Royal Bank of Canada 144A 0.663%,
   10/15/09(3)(4)                              $         1,000   $         1,000
                                                                 ---------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $3,500)                                                   3,500
                                                                 ---------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $172,604)                                               172,604(1)
Other assets and liabilities, net--0.7%                                    1,140
                                                                 ---------------
NET ASSETS--100.0%                                               $       173,744
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA    Federal National Mortgage Association ("Fannie Mae").
SBA     Small Business Administration

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                     LEVEL 2
                                               TOTAL VALUE AT      SIGNIFICANT
                                                SEPTEMBER 30,      OBSERVABLE
                                                    2009             INPUTS
                                               ---------------   ---------------
Federal Agency Securities                          $116,731          $116,731
Corporate Debt                                       55,873            55,873
Total Investment                                   $172,604          $172,604

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MUNICIPAL BONDS--1.2%
CALIFORNIA--0.8%
Alameda Corridor Transportation Authority
   Taxable Series 99 - C, (NATL- RE
   Insured) 6.600%, 10/1/29                    $     1,750       $         1,706
                                                                 ---------------
MICHIGAN--0.1%
Tobacco Settlement Finance Authority
   Taxable Series 06-A, 7.309%, 6/1/34                 225                   180
                                                                 ---------------
SOUTH DAKOTA--0.1%
Educational Enhancement Funding Corp.
   Taxable Series 02-A, 6.720%, 6/1/25                 219                   188
                                                                 ---------------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                        580                   414
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,692)                                                   2,488
                                                                 ---------------
FOREIGN GOVERNMENT SECURITIES--17.3%
Bolivarian Republic of Venezuela
   RegS 5.375%, 8/7/10(5)                              100                    97
   8.500%, 10/8/14                                     340                   304
   9.250%, 9/15/27                                     740                   599
   9.375%, 1/13/34                                     850                   659
Commonwealth of Australia Series 121,
   5.250%, 8/15/10                                   5,200 AUD             4,639
Commonwealth of Canada 2.750%, 12/1/10               5,141 CND             4,918
Commonwealth of New Zealand Series 1111,
   6.000%, 11/15/11                                  3,630 NZD             2,717
Federal Republic of Germany Series 147,
   2.500%, 10/8/10                                   1,900 EUR             2,830
Federative Republic of Brazil
   12.500%, 1/5/22                                   1,875 BRL             1,175
   10.250%, 1/10/28                                  2,935 BRL             1,607
Kingdom of Norway
   6.000%, 5/16/11                                  13,900 NOK             2,529
   5.000%, 5/15/15                                   2,775 NOK               511
Kingdom of Sweden Series 1048, 4.000%,
   12/1/09                                           5,060 SEK               730
Republic of Argentina
   PIK Interest Capitalization 8.280%,
   12/31/33                                          6,034                 4,103
   Series GDP 0.000%, 12/15/35(3)                    5,490                   393
Republic of Colombia 12.000%, 10/22/15           1,395,000 COP               860

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
Republic of Indonesia
   Series FR-23, 11.000%, 12/15/12              11,000,000 IDR   $         1,212
   Series FR-30, 10.750%, 5/15/16                5,250,000 IDR               583
   RegS 6.625%, 2/17/37(5)                     $     1,385                 1,356
Republic of Korea Series 1112, 4.750%,
   12/10/11                                        600,000 KRW               513
Republic of Poland
   Series 0414, 5.750%, 4/25/14                      1,450 PLZ               506
   6.375%, 7/15/19                                      80                    90
Republic of Turkey 0.000%, 2/2/11                    1,750 TRY             1,058
Republic of Ukraine 144A 6.580%,
   11/21/16 (4)                                        750                   589
Russian Federation RegS 7.500%,
   3/31/30 (3)(5)                                    1,504                 1,626
                                                                 ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $31,396)                                                 36,204
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--9.4%
AGENCY--0.3%
FNMA 4.500%, 8/1/39                                    749                   759
                                                                 ---------------
NON-AGENCY--9.1%
American Tower Trust 07-1A, C 144A 5.615%,
   4/15/37 (4)                                         500                   485
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.903%, 9/11/38(3)                    1,545                 1,500
   06-PW14, A4 5.201%, 12/11/38                        650                   603
   05-PW10, A4 5.405%, 12/11/40(3)                   1,750                 1,720
   05-T20, A4A 5.298%, 10/12/42(3)                     475                   469
   07-PW18, AM 6.084%, 6/11/50(3)                    1,475                 1,005
Citigroup-Deutsche Bank Commercial
   Mortgage Trust 07-CD4, A4 5.322%,
   12/11/49                                            725                   606
Credit Suisse Mortgage Capital
   Certificates 06-C1, A3 5.711%, 2/15/39 (3)        1,100                 1,083
Crown Castle Towers LLC 05-1A, B 144A
   4.878%, 6/15/35 (4)                                 800                   800
GE Capital Commercial Mortgage Corp.
   03-C1, C 4.975%, 1/10/38 (3)                        450                   428
GMAC Commercial Mortgage Securities, Inc.
   04-C2, A3 5.134%, 8/10/38                           850                   865
GS Mortgage Securities Corp. II 07-GG10,
   A4 5.999%, 8/10/45 (3)                            1,090                   901
JPMorgan Chase Commercial Mortgage
   Securities Corp.
   06-LDP9, A3 5.336%, 5/15/47                         850                   728
   07-LD12, A4 5.882%, 2/15/51(3)                    1,000                   850

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NON-AGENCY--(CONTINUED)
Lehman Brothers - UBS Commercial Mortgage
   Trust
   07-C2, H 144A 6.192%, 2/15/40(3)(4)         $         1,400   $           244
   05-C3, AM 4.794%, 7/15/40                               600               510
   07-C7, A3 5.866%, 9/15/45(3)                            600               530
Merrill Lynch-Countrywide Commercial
   Mortgage Trust 06-4, A3 5.172%,
   12/12/49 (3)                                          1,100               927
Morgan Stanley Capital I
   05-HQ5, A3 5.007%, 1/14/42                              850               856
   06-IQ12, A4 5.332%, 12/15/43                          1,300             1,164
Residential Accredit Loans, Inc. 02-QS12,
   B1 6.250%, 9/25/32                                      530               135
Timberstar Trust 06-1A, A 144A 5.668%,
   10/15/36 (4)                                          1,275             1,160
Wachovia Bank Commercial Mortgage Trust
   07-C30, A5 5.342%, 12/15/43                             770               586
   07-C33, A4 6.100%, 2/15/51(3)                         1,000               823
                                                                 ---------------
                                                                          18,978
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,301)                                                 19,737
                                                                 ---------------
ASSET-BACKED SECURITIES--1.8%
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3 5.980%, 1/15/18 (3)                      791               565
Carmax Auto Owner Trust 07-2, B 5.370%,
   3/15/13                                                 600               580
Conseco Finance Securitizations Corp.
   01-3, A4 6.910%, 5/1/33 (3)                           1,172               996
Dunkin Securitization 06-1, M1 144A
   8.285%, 6/20/31 (4)                                   1,100               902
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (4)                                      98                90
Harley-Davidson Motorcycle Trust 07-2, C
   5.410%, 8/15/15                                         700               597
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,255)                                                   3,730
                                                                 ---------------
CORPORATE BONDS--54.7%
CONSUMER DISCRETIONARY--5.5%
Ameristar Casinos, Inc. 144A 9.250%,
   6/1/14 (4)                                               82                86
Best Buy Co., Inc. 6.750%, 7/15/13                         640               686
Blockbuster, Inc. 144A 11.750%, 10/1/14 (4)                475               455

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Brunswick Corp. 11.750%, 8/15/13               $           800   $           834
COX Communications, Inc. 144A 8.375%,
   3/1/39 (4)                                              650               802
DigitalGlobe, Inc. 144A 10.500%, 5/1/14 (4)                100               107
DIRECTV Holdings LLC/DIRECTV Financing
   Co., Inc. 6.375%, 6/15/15                             1,000             1,018
Ford Motor Credit Co. LLC 8.000%, 6/1/14                   635               611
Hasbro, Inc. 6.300%, 9/15/17                               475               497
International Game Technology 7.500%,
   6/15/19                                                 140               155
Landry's Restaurants, Inc. 14.000%, 8/15/11                700               706
Limited Brands, Inc. 144A 8.500%,
   6/15/19 (4)                                             550               576
Mediacom LLC / Mediacom Capital Corp. 144A
   9.125%, 8/15/19 (4)                                     250               258
MGM MIRAGE 144A 11.125%, 11/15/17 (4)                      275               302
Mobile Mini, Inc. 6.875%, 5/1/15                           250               229
Pokagon Gaming Authority 144A 10.375%,
   6/15/14 (4)                                             117               122
QVC, Inc. 144A 7.500%, 10/1/19 (4)                         280               282
Royal Caribbean Cruises Ltd. 6.875%,
   12/1/13                                               1,250             1,172
SABMiller plc 144A 6.625%, 8/15/33 (4)                      75                82
Scientific Games Corp. 144A 7.875%,
   6/15/16 (4)                                             100                99
Scientific Games International, Inc. 144A
   9.250%, 6/15/19 (4)                                     230               240
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock International
   LLC 144A 2.799%, 3/15/14 (3)(4)                         125               101
Seneca Gaming Corp. Series B 7.250%,
   5/1/12                                                   20                19
Staples, Inc. 9.750%, 1/15/14                              210               252
Time Warner Cable, Inc. 6.750%, 7/1/18                     650               718
Viacom, Inc. 6.250%, 4/30/16                               625               674
Videotron Ltee
   6.375%, 12/15/15                                        300               288
   9.125%, 4/15/18                                          83                90
                                                                 ---------------
                                                                          11,461
                                                                 ---------------
CONSUMER STAPLES--2.7%
BAT International Finance plc 144A 9.500%,
   11/15/18 (4)                                            180               234
Bunge Limited Finance Corp. 8.500%, 6/15/19                250               288
Coca-Cola Enterprises, Inc. 7.125%, 8/1/17                 133               158
Constellation Brands, Inc. 8.375%, 12/15/14                280               293
Dean Holding Co. 6.900%, 10/15/17                           50                47
Georgia-Pacific LLC 144A 7.125%,
   1/15/17 (4)                                           1,400             1,376

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER STAPLES--(CONTINUED)
Reynolds American, Inc.
   7.300%, 7/15/15                             $           750   $           782
   7.625%, 6/1/16                                          600               642
Tyson Foods, Inc. 10.500%, 3/1/14                           60                68
UST, Inc. 5.750%, 3/1/18                                   500               482
Yankee Acquisition Corp.
   Series B, 8.500%, 2/15/15                               625               591
   Series B, 9.750%, 2/15/17                               815               752
                                                                 ---------------
                                                                           5,713
                                                                 ---------------
ENERGY--7.4%
Anadarko Petroleum Corp. 8.700%, 3/15/19                   875             1,046
Buckeye Partners LP 6.050%, 1/15/18                        390               408
Denbury Resources, Inc. 7.500%, 12/15/15                   930               928
Gaz Capital SA 144A 8.146%, 4/11/18 (4)                    145               153
Gazprom International SA 144A 7.201%,
   2/1/20 (4)                                              696               717
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                              1,530             1,469
   144A 6.510%, 3/7/22(4)                                  520               476
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                     400               402
KazMunaiGaz Finance Sub BV 144A 9.125%,
   7/2/18 (4)                                              600               651
Kern River Funding Corp. 144A 4.893%,
   4/30/18 (4)                                              69                73
Kinder Morgan Energy Partners LP 6.850%,
   2/15/20                                                 195               213
Kinder Morgan Finance Co. ULC 5.700%,
   1/5/16                                                  700               670
Korea National Oil Corp. 144A 5.375%,
   7/30/14 (4)                                             280               287
Noble Energy, Inc. 8.250%, 3/1/19                          875             1,056
NuStar PipeLine Operating Partnership LP
   5.875%, 6/1/13                                          125               129
Petro-Canada 6.050%, 5/15/18                               240               251
PetroHawk Energy Corp. 144A 10.500%,
   8/1/14 (4)                                              875               945
Petroleos de Venezuela S.A. 5.250%, 4/12/17              1,500               923
Pride International, Inc. 8.500%, 6/15/19                  525               578
Questar Market Resources, Inc. 6.800%,
   3/1/20                                                  300               309
Smith International, Inc. 9.750%, 3/15/19                  380               469
Swift Energy Co. 7.625%, 7/15/11                           500               500
TengizChevroil Finance Co. S.A.R.L. 144A
   6.124%, 11/15/14 (4)                                    786               774
Weatherford International Ltd. 9.625%,
   3/1/19                                                  567               710
Western Refining, Inc. 144A 11.250%,
   6/15/17 (4)                                             900               855

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
ENERGY--(CONTINUED)
Williams Cos., Inc. (The) 7.125%, 9/1/11       $           500   $           530
                                                                 ---------------
                                                                          15,522
                                                                 ---------------
FINANCIALS--19.2%
ABH Financial Ltd. (Alfa Markets Ltd.)
   144A 8.200%, 6/25/12 (4)                                250               242
AFLAC, Inc. 8.500%, 5/15/19                                200               238
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (4)                  575               565
Allstate Corp. 6.125%, 5/15/37(3)                        1,250             1,012
American Express Credit Corp. Series C,
   7.300%, 8/20/13                                         650               721
Americo Life, Inc. 144A 7.875%, 5/1/13 (4)                 200               160
Assurant, Inc.
   5.625%, 2/15/14                                         520               535
   6.750%, 2/15/34                                          75                63
Atlantic Finance Ltd. 144A 8.750%,
   5/27/14 (4)                                             650               695
Bank of America Corp.
   5.420%, 3/15/17                                         600               573
   Series K, 8.000%, 12/29/49(3)                           625               556
Barclays Bank plc 6.750%, 5/22/19                          540               604
Bear Stearns Cos., Inc. LLC (The) 7.250%,
   2/1/18                                                1,250             1,428
Berkley (W.R.) Corp. 5.875%, 2/15/13                        75                75
Blackstone Holdings Finance Co. LLC 144A
   6.625%, 8/15/19 (4)                                     340               345
Capital One Bank 5.750%, 9/15/10                           125               128
China Properties Group Ltd. 144A 9.125%,
   5/4/14 (4)                                              500               373
Chubb Corp. 6.375%, 3/29/67(3)                           1,250             1,125
Citigroup, Inc.
   5.000%, 9/15/14                                         575               547
   4.875%, 5/7/15                                        1,975             1,845
Deutsche Bank Financial LLC 5.375%, 3/2/15                 271               275
Export-Import Bank of Korea 8.125%, 1/21/14                340               389
Farmers Insurance Exchange 144A 8.625%,
   5/1/24 (4)                                               75                77
First Tennessee Bank N.A. 4.625%, 5/15/13                  500               432
Ford Motor Credit Co. LLC
   7.875%, 6/15/10                                         615               618
   8.625%, 11/1/10                                         650               658
   9.875%, 8/10/11                                         575               583
Glencore Funding LLC 144A 6.000%,
   4/15/14 (4)                                           1,150             1,103
GMAC, Inc.(4)
   144A 7.250%, 3/2/11(4)                                  791               769

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
   144A 6.875%, 9/15/11(4)                     $       628       $           600
   144A 6.000%, 12/15/11(4)                            633                   592
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                     480                   498
   7.500%, 2/15/19                                     320                   366
HBOs plc 144A 6.750%, 5/21/18 (4)                      200                   178
Health Care REIT, Inc. 5.875%, 5/15/15               1,775                 1,688
Hertz Corp. (The)
   8.875%, 1/1/14                                      600                   609
   10.500%, 1/1/16                                     150                   157
Hudson United Bank 7.000%, 5/15/12                      80                    86
ICICI Bank Ltd. 144A 6.375%, 4/30/22 (3)(4)            625                   513
Jefferies Group, Inc. 5.500%, 3/15/16                  225                   212
JPMorgan Chase & Co.
   6.300%, 4/23/19                                     850                   928
   Series 1, 7.900%, 12/31/49(3)                       429                   412
Kazkommerts International BV RegS 8.000%,
   11/3/15 (5)                                       1,000                   820
Kimco Realty Corp. 6.875%, 10/1/19                     300                   307
Kingsway America, Inc. 7.500%, 2/1/14                  125                   104
Korea Development Bank 5.300%, 1/17/13                 313                   325
Liberty Mutual Group, Inc.
   144A 5.750%, 3/15/14(4)                             200                   188
   144A 7.000%, 3/15/34(4)                             150                   116
Liberty Mutual Insurance Co. 144A 8.500%,
   5/15/25 (4)                                          25                    24
Lincoln National Corp. 8.750%, 7/1/19                  285                   330
Mack-Cali Realty LP 5.125%, 2/15/14                    700                   672
Markel Corp. 6.800%, 2/15/13                           175                   177
Merrill Lynch & Co., Inc. 6.110%, 1/29/37              500                   476
Metropolitan Life Global Funding I 144A
   5.125%, 6/10/14 (4)                                 140                   146
Morgan Stanley
   6.000%, 5/13/14                                     265                   282
   144A 10.090%, 5/3/17(4)                           1,000 BRL               508
New York Life Insurance Co. 144A 5.875%,
   5/15/33 (4)                                         100                    95
Northern Trust Co. (The) 6.500%, 8/15/18               600                   685
NYMAGIC, Inc. 6.500%, 3/15/14                          150                   124
OJSC AK Transneft (TransCapitalInvest
   Ltd.) 144A 5.670%, 3/5/14 (4)                       610                   594
One Beacon U.S. Holdings 5.875%, 5/15/13               175                   167

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
OneAmerica Financial Partners, Inc. 144A
   7.000%, 10/15/33 (4)                        $           175   $           140
Petroplus Finance Ltd. 144A 6.750%,
   5/1/14 (4)                                              500               471
PNC Financial Services Group, Inc. 8.250%,
   5/29/49(3)                                              650               619
PNC Funding Corp. 5.625%, 2/1/17                           500               492
Principal Financial Group, Inc. 8.875%,
   5/15/19                                               1,150             1,378
Progressive Corp. (The) 6.250%, 12/1/32                     75                80
ProLogis 6.625%, 5/15/18                                   275               254
Realty Income Corp. 6.750%, 8/15/19                        425               414
Resona Bank Ltd. 144A 5.850%,
   9/29/49 (3)(4)                                        1,250             1,081
Russian Agricultural Bank OJSC (RSHB
   Capital SA)
   144A 9.000%, 6/11/14(4)                                 120               131
   144A 6.299%, 5/15/17(4)                                 615               587
SLM Corp.
   5.450%, 4/25/11                                         250               236
   0.693%, 1/31/14(3)                                       50                30
   8.450%, 6/15/18                                         500               399
Sovereign Bank 8.750%, 5/30/18                             600               692
StanCorp Financial Group, Inc. 6.875%,
   10/1/12                                                 225               233
TNK-BP Finance SA 144A 7.500%, 3/13/13 (4)                 425               431
Unum Group 7.125%, 9/30/16                                 114               115
UOB Cayman Ltd. 144A 5.796%,
   12/29/49 (3)(4)                                         700               648
Wachovia Bank 5.000%, 8/15/15                              300               289
Woori Bank 144A 6.125%, 5/3/16 (3)(4)                    1,000               974
XL Capital Ltd. 5.250%, 9/15/14                            570               560
Zions Bancorp.
   7.750%, 9/23/14                                         115               103
   6.000%, 9/15/15                                         125                99
                                                                 ---------------
                                                                          40,169
                                                                 ---------------
HEALTH CARE--1.2%
Express Scripts, Inc. 6.250%, 6/15/14                      145               159
Fisher Scientific International, Inc.
   6.750%, 8/15/14                                         725               751
Fresenius Medical Care Capital Trust IV
   7.875%, 6/15/11                                          25                25
Quest Diagnostics, Inc.
   7.500%, 7/12/11                                          35                37
   6.400%, 7/1/17                                          510               555
Select Medical Corp. 7.625%, 2/1/15                        500               471
U.S. Oncology, Inc. 144A 9.125%,
   8/15/17 (4)                                             400               423

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Valeant Pharmaceuticals International 144A
   8.375%, 6/15/16 (4)                         $            48   $            49
                                                                 ---------------
                                                                           2,470
                                                                 ---------------
INDUSTRIALS--5.6%
Allied Waste North America, Inc. 6.125%,
   2/15/14                                                 500               512
American Airlines, Inc. 01-1, 6.977%,
   5/23/21                                                 806               645
Cintas Corp. No. 2 6.000%, 6/1/12                           50                54
Continental Airlines, Inc. 98-1A, 6.648%,
   9/15/17                                                 626               589
Delta Air Lines, Inc. 00-A1, 7.379%,
   5/18/10                                                 721               710
DRS Technologies, Inc. 6.625%, 2/1/16                      500               492
Equifax, Inc. 6.300%, 7/1/17                             1,250             1,247
Esco Corp. 144A 8.625%, 12/15/13 (4)                       600               591
General Cable Corp. 7.125%, 4/1/17                         500               492
Global Aviation Holdings Ltd. 144A
   14.000%, 8/15/13 (4)                                    395               394
Ingersoll-Rand Global Holdings Co. Ltd.
   9.500%, 4/15/14                                         360               425
Kennametal, Inc. 7.200%, 6/15/12                           225               237
L-3 Communications Corp.
   7.625%, 6/15/12                                         625               635
   Series B, 6.375%, 10/15/15                              250               254
Malaysia International Shipping Corp.
   Capital Ltd. 144A 6.125%, 7/1/14 (4)                  1,250             1,351
Owens Corning, Inc. 6.500%, 12/1/16                        675               660
Precision Castparts Corp. 5.600%, 12/15/13                 150               157
Republic Services, Inc. 144A 5.500%,
   9/15/19 (4)                                             300               309
RSC Equipment Rental, Inc. 144A 10.000%,
   7/15/17 (4)                                              78                84
Smiths Group plc 144A 7.200%, 5/15/19 (4)                  130               141
Toledo Edison Co. (The) 7.250%, 5/1/20                     205               241
United Airlines, Inc. 00-2A, 7.032%,
   10/1/10                                                 441               436
United Rentals North America, Inc.
   6.500%, 2/15/12                                         815               821
   144A 10.875%, 6/15/16(4)                                225               242
                                                                 ---------------
                                                                          11,719
                                                                 ---------------
INFORMATION TECHNOLOGY--2.7%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                        1,000               862
Corning, Inc. 6.625%, 5/15/19                               63                69
Intuit, Inc. 5.750%, 3/15/17                               415               434
Jabil Circuit, Inc. 8.250%, 3/15/18                        900               918

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
National Semiconductor Corp. 6.600%,
   6/15/17                                     $           500   $           495
Seagate Technology HDD Holdings, Inc.
   6.375%, 10/1/11                                         480               482
SunGard Data Systems, Inc. 9.125%, 8/15/13               1,000             1,015
Tyco Electronic Group SA 6.000%, 10/1/12                   210               222
Western Union Co. (The) 5.930%, 10/1/16                    440               477
Xerox Corp. 6.750%, 2/1/17                                 600               635
                                                                 ---------------
                                                                           5,609
                                                                 ---------------
MATERIALS--6.2%
Agrium, Inc. 6.750%, 1/15/19                               550               596
Allegheny Technologies, Inc. 9.375%, 6/1/19                925             1,047
Anglo American Capital plc 144A 9.375%,
   4/8/19 (4)                                              230               279
ArcelorMittal
   9.000%, 2/15/15                                         250               288
   6.125%, 6/1/18                                          490               483
Bemis Co., Inc. 6.800%, 8/1/19                             140               156
Building Materials Corp. of America
   7.750%, 8/1/14                                          610               590
Cabot Finance BV 144A 5.250%, 9/1/13 (4)                   750               757
Catalyst Paper Corp. 7.375%, 3/1/14                      1,055               564
CRH America, Inc.
   5.300%, 10/15/13                                        400               413
   8.125%, 7/15/18                                       1,100             1,237
Domtar Corp.
   5.375%, 12/1/13                                         533               516
   7.125%, 8/15/15                                         447               440
Dow Chemical Co. (The) 8.550%, 5/15/19                     550               618
Hanson Australia Funding Ltd. 5.250%,
   3/15/13                                                 125               119
Holcim U.S. Finance SARL & Cie S.C.S 144A
   6.000%, 12/30/19 (4)                                    350               354
Ineos Group Holdings plc 144A 8.500%,
   2/15/16 (4)                                             500               240
Nalco Co.
   7.750%, 11/15/11                                         14                14
   8.875%, 11/15/13                                        340               351
Nova Chemicals Corp. 4.538%, 11/15/13(3)                 1,468             1,303
Plastipak Holdings, Inc. 144A 8.500%,
   12/15/15 (4)                                            500               507
Steel Dynamics, Inc. 7.375%, 11/1/12                       337               342
Vedanta Resources plc 144A 9.500%,
   7/18/18 (4)                                             625               619
Verso Paper Holdings LLC / Verso Paper,
   Inc.
   144A 11.500%, 7/1/14(4)                                 475               489

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MATERIALS--(CONTINUED)
   Series B, 11.375%, 8/1/16                   $           850   $           538
                                                                 ---------------
                                                                          12,860
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.6%
Cricket Communications, Inc. 144A 7.750%,
   5/15/16 (4)                                             150               153
Frontier Communications Corp. 8.125%,
   10/1/18                                                 150               152
Nextel Communications, Inc.
   Series E 6.875%, 10/31/13                               235               219
   Series D 7.375%, 8/1/15                               1,000               902
OJSC Vimpel Communications
   (UBS Luxembourg SA) 144A 8.375%,
   10/22/11(4)                                             250               266
   144A (VIP Finance Ireland Ltd.) 9.125%,
   4/30/18(4)                                              250               263
Qwest Corp.
   144A 8.375%, 5/1/16(4)                                  300               310
   6.500%, 6/1/17                                          307               289
Telecom Italia Capital SA
   6.999%, 6/4/18                                          600               663
   7.175%, 6/18/19                                         500               558
Virgin Media Finance plc Series 1, 9.500%,
   8/15/16                                                 360               381
Wind Acquisition Finance SA 144A 11.750%,
   7/15/17 (4)                                             350               396
Windstream Corp.
   8.625%, 8/1/16                                          500               514
   7.000%, 3/15/19                                         250               235
                                                                 ---------------
                                                                           5,301
                                                                 ---------------
UTILITIES--1.6%
Allegheny Energy Supply Co. LLC 144A
   8.250%, 4/15/12 (4)                                     250               275
AmeriGas Partners LP 7.250%, 5/20/15                       500               490
Centrais Eletricas Brasileiras SA 144A
   6.875%, 7/30/19 (4)                                     135               146
Israel Electric Corp. Ltd. 144A 7.250%,
   1/15/19 (4)                                             345               368
Majapahit Holding BV 144A 7.250%,
   6/28/17 (4)
                                                           725               743
Midwest Generation LLC Series B 8.560%,
   1/2/16                                                  209               212
Northeast Utilities 5.650%, 6/1/13                         465               480
Sempra Energy 6.500%, 6/1/16                               250               276
Southern California Edison Co. 04-G,
   5.750%, 4/1/35                                          125               138

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
UTILITIES--(CONTINUED)
Texas Competitive Electric Holdings Co.
   LLC Series A 10.250%, 11/1/15               $           360   $           261
                                                                 ---------------
                                                                           3,389
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $110,980)                                               114,213
                                                                 ---------------
CONVERTIBLE BONDS--0.3%
HEALTH CARE--0.2%
Par Pharmaceutical Cos., Inc. Cv. 2.875%,
   9/30/10                                                 300               294
                                                                 ---------------
MATERIALS--0.1%
Vale Capital Ltd. Series RIO Cv. 5.500%,
   6/15/10                                                   6               276
                                                                 ---------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $587)                                                       570
                                                                 ---------------
LOAN AGREEMENTS(3)--13.5%
CONSUMER DISCRETIONARY--5.8%
AMF Bowling Worldwide, Inc. Tranche B,
   2.838%, 5/17/13                                         852               727
Cengage Learning Acquisitions, Inc.
   Tranche 2.775%, 7/5/14                                  696               632
Ceridian Corp. Tranche 3.341%, 11/8/14                   1,140             1,011
Charter Communications Operating LLC
   Tranche B, 6.250%, 3/6/14                               975               922
Ford Motor Co. Tranche B, 3.730%, 12/15/13                 600               535
Getty Images, Inc. Tranche B, 6.250%,
   2/15/13                                                 372               376
Harrah's Operating Co., Inc. Tranche B-2,
   3.504%, 1/28/15                                         530               432
HBI Branded Apparel Ltd., Inc. Tranche
   4.876%, 3/5/14                                          325               312
Isle of Capri Casinos, Inc.
   Tranche B-DD, 2.070%, 11/25/13                          136               128
   Tranche A-DD, 2.970%, 11/25/13                          120               113
   Tranche 2.970%, 11/25/13                                340               320
Lamar Media Corp. Tranche F, 5.500%,
   3/31/14                                                 189               189
Landry's Restaurant, Inc. Tranche 9.500%,
   5/13/11                                                 339               341
Mark IV Industries, Inc.
   Tranche 8.386%, 6/21/11(8)                              939               446
   Tranche 10.205%, 12/19/11(8)                            321                 9

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Neiman-Marcus Group, Inc. (The) Tranche
   2.625%, 4/6/13                              $         1,873   $         1,630
Nielsen Finance LLC/ Nielsen Finance Co.
   Tranche A, 2.311%, 8/9/13                               699               660
   Tranche B, 4.061%, 5/1/16                               398               376
PTI Group, Inc. Tranche 9.250%, 2/28/13                    280               260
Totes Isotoner Corp. Tranche 6.422%,
   1/16/14                                                 500               113
Transaction Network Services, Inc. Tranche
   8.250%, 3/28/14                                         890               906
Univision Communications, Inc. Tranche B,
   2.523%, 9/29/14                                       1,450             1,231
VWR Funding, Inc. Tranche T-1, 2.819%,
   6/29/14                                                 559               521
                                                                 ---------------
                                                                          12,190
                                                                 ---------------
CONSUMER STAPLES--0.1%
Wrigley (WM) Jr. Co. Tranche B, 6.500%,
   9/30/14                                                 303               309
                                                                 ---------------
ENERGY--0.4%
ATP Oil & Gas Corp.
   Tranche B-2, 9.000%, 1/15/11                            190               176
   Tranche B-1, 8.500%, 7/15/14                            723               666
                                                                 ---------------
                                                                             842
                                                                 ---------------
FINANCIALS--0.2%
Hertz Corp.
   Tranche B, 2.060%, 12/21/12                             387               368
   Letter of Credit 2.359%, 12/21/12                        83                79
                                                                 ---------------
                                                                             447
                                                                 ---------------
HEALTH CARE--0.7%
HCA, Inc.
   Tranche A-1, 2.659%, 11/18/12                           124               117
   Tranche B-1, 2.848%, 11/18/13                           510               482
Health Management Associates, Inc. Tranche
   B, 2.970%, 2/28/14                                      238               224
Psychiatric Solutions, Inc. Tranche A,
   2.054%, 7/1/12                                          698               674
                                                                 ---------------
                                                                           1,497
                                                                 ---------------
INDUSTRIALS--0.3%
Harland Clarke Holdings Corp. Tranche B,
   3.042%, 6/30/14                                         184               155
ServiceMaster Co. (The)
   Tranche T-1- DD, 2.810%, 7/24/14                         45                40

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
   Tranche B, 2.923%, 7/24/14                  $           452   $           405
                                                                 ---------------
                                                                             600
                                                                 ---------------
INFORMATION TECHNOLOGY--2.2%
Avaya, Inc. Tranche B, 0.000%, 10/26/14                    750               607
CommScope, Inc. Tranche B, 3.408%,
   12/27/14                                                350               343
Dresser, Inc.
   Tranche B, 3.104%, 5/4/14                               320               301
   PIK Loan 6.039%, 5/4/15                                 955               834
First Data Corp.
   Tranche B-1, 3.057%, 9/24/14                            571               493
   Tranche B-3, 3.057%, 9/24/14                            818               705
Freescale Semiconductor, Inc. Tranche
   2.053%, 12/1/13                                         513               413
Reynolds & Reynolds Co. (The) Tranche F-L
   2.298%, 10/24/12                                        946               834
                                                                 ---------------
                                                                           4,530
                                                                 ---------------
MATERIALS--2.1%
Anchor Glass Container Corp. Tranche B,
   6.750%, 6/1/13                                          541               539
Ashland, Inc. Tranche B, 7.650%, 5/13/14                   127               131
Berry Plastics Group, Inc. Tranche C,
   2.309%, 4/3/15                                          846               751
Boise Paper Holdings LLC
   Tranche B, 5.750%, 2/22/14                              384               392
   Tranche 9.250%, 2/22/15                                 533               531
Building Materials Corp. of America
   Tranche B, 0.000%, 9/15/14                              445               392
Georgia Gulf Corp. Tranche B, 0.000%,
   10/3/13                                                 475               469
JohnsonDiversey, Inc. Tranche B, 3.184%,
   12/16/11                                                198               194
Nalco Co. Tranche B, 6.500%, 5/13/16                       219               223
Solutia, Inc. Tranche 7.250%, 2/28/14                      696               708
                                                                 ---------------
                                                                           4,330
                                                                 ---------------
TELECOMMUNICATION SERVICES--0.5%
Level 3 Communications, Inc.
   Tranche A, 2.980%, 3/13/14                              865               769
   Tranche B, 8.098%, 3/13/14                              230               245
                                                                 ---------------
                                                                           1,014
                                                                 ---------------
UTILITIES--1.2%
Calpine Corp. Tranche 3.165%, 3/29/14                      645               593

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
UTILITIES--(CONTINUED)
NRG Energy, Inc.
   Tranche B, 2.970%, 2/1/13                   $           714   $           678
   Letter of Credit 2.970%, 2/1/13                         653               620
Texas Competitive Electric Holdings Co. LLC
   Tranche B-3, 3.884%, 10/10/14                           246               197
   Tranche B-2, 3.906%, 10/10/14                           431               344
                                                                 ---------------
                                                                           2,432
                                                                 ---------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $28,674)                                                 28,191
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
PREFERRED STOCK--0.2%
FINANCIALS--0.2%
FNMA  Pfd. 8.250%(3)                                    63,000               103
Preferred Blocker, Inc. (GMAC) Pfd.
   144A 7.000%(4)                                          434               252
Saul Centers, Inc. Series A Pfd. 8.000%                    425                10
                                                                 ---------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $1,234)                                                     365
                                                                 ---------------
COMMON STOCKS--0.0%
TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(2)(6)(7)               64,050                 0
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $282)                                                         0
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $200,401)                                               205,498
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
State Street Institutional Liquid
   Reserves Fund - Institutional Shares
   (seven-day effective yield 0.260%)                  852,795               853
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $853)                                                       853
                                                                 ---------------
TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $201,254)                                               206,351(1)
Other Assets and Liabilities--1.2%                                         2,602
                                                                 ---------------
NET ASSETS--100.0%                                               $       208,953
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

FNMA   Federal National Mortgage Association ("Fannie Mae").
NATL   National Public Finance Guarantee Corp.
PIK    Payment-in-Kind Security
REIT   Real Estate Investment Trust

FOREIGN CURRENCIES:

AUD    Australian Dollar
BRL    Brazil Real
COP    Colombian Peso
EUR    European Currency Unit
IDR    Indonesian Rupiah
KRW    Korean Won
NOK    Norwegian Krone
NZD    New Zealand Dollar
PLZ    Polish Zloty
SEK    Swedish Krona
TRY    Turkish Lira

COUNTRY WEIGHTINGS as of 9/30/09 +
United States                         69%
Canada                                 4
Russia                                 3
Argentina                              2
Australia                              2
Indonesia                              2
United Kingdom                         2
Other                                 16
                                     ---
Total                                100%

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                LEVEL 2        LEVEL 3
                                   TOTAL VALUE AT   LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                    SEPTEMBER 30,    QUOTED    OBSERVABLE   UNOBSERVABLE
                                        2009         PRICES      INPUTS        INPUTS
                                   --------------   -------   -----------   ------------
Debt Securities:
   Asset-Backed Securities            $  3,730       $   --     $  3,640      $   90
   Corporate Debt                      142,974           --      142,714         260
   Foreign Government Securities        36,204           --       36,204          --
   Mortgage-Backed Securities           19,737           --       18,577       1,160
   Municipal Securities                  2,488           --        2,488          --
Equity Securities:
   Common Stocks                            --           --           --          --(1)
   Preferred Stock                         365          365           --          --
   Short-Term Investments                  853          853           --          --
Total Investments                     $206,351       $1,218     $203,623      $1,510

(1)  Level 3 Common Stock has beginning and ending value of zero.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                              Asset-                  Mortgage-
                                                              Backed     Corporate     Backed
INVESTMENTS IN SECURITIES                           TOTAL   Securities      Debt     Securities
                                                   ------   ----------   ---------   ----------
BALANCE AS OF DECEMBER 31, 2008:                   $2,108     $ 197      $ 423        $1,488
Accrued Discount/(Premium)                             11        (2)         1            12
Realized Gain (Loss)                                 (943)     (134)        --(2)       (809)
Change in Unrealized Appreciation (Depreciation)    1,433       178         10         1,245
Net Purchases/(Sales)                                (461)     (149)       (21)         (291)
Transfers In and/or Out of Level 3 (1)               (638)       --       (153)         (485)
                                                   ------     -----      ------       ------
BALANCE AS OF SEPTEMBER 30, 2009                   $1,510     $  90      $ 260        $1,160
                                                   ======     =====      ======       ======

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------        ------------
U.S. GOVERNMENT SECURITIES--1.1%
U.S. Treasury Note 1.750%, 8/15/12              $        350        $        354
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (IDENTIFIED COST $352)                                                    354
                                                                    ------------
MUNICIPAL BONDS--1.1%
CONNECTICUT--0.3%
Mashantucket Western Pequot Tribe Taxable
   Series A, 144A (NATL-RE Insured)
   6.910%, 9/1/12 (4)                                    100                  76
                                                                    ------------
NEW YORK--0.6%
State Dormitory Authority 04-B, 3.350%,
   12/15/09                                              205                 206
                                                                    ------------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                          105                  75
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (IDENTIFIED COST $403)                                                    357
                                                                    ------------
FOREIGN GOVERNMENT SECURITIES--17.0%
Bolivarian Republic of Venezuela
   RegS 5.375%, 8/7/10(5)                                185                 180
   10.750%, 9/19/13                                       80                  80
   8.500%, 10/8/14                                        55                  49
   RegS 5.750%, 2/26/16(5)                               205                 152
   RegS 7.000%, 12/1/18(5)                                70                  50
Commonwealth of Australia Series 121,
   5.250%, 8/15/10                                       810 AUD             723
Commonwealth of Canada 2.750%, 12/1/10                   827 CND             791
Commonwealth of New Zealand Series 1111,
   6.000%, 11/15/11                                      583 NZD             436
Federal Republic of Germany Series 147,
   2.500%, 10/8/10                                       305 EUR             454
Federative Republic of Brazil
   12.500%, 1/5/16                                       275 BRL             172
   12.500%, 1/5/22                                       250 BRL             157
Kingdom of Norway
   6.000%, 5/16/11                                     2,300 NOK             419
   5.000%, 5/15/15                                       621 NOK             114
Kingdom of Sweden Series 1048, 4.000%,
   12/1/09                                             1,435 SEK             207
Republic of Argentina
   PIK Interest Capitalization 8.280%,
   12/31/33                                              677                 460
   Series GDP 2.280%, 12/15/35(3)                      1,250                  89

                                                  PAR VALUE             VALUE
                                                ------------        ------------
Republic of Colombia 12.000%, 10/22/15               395,000 COP    $        244
Republic of Indonesia
   Series FR-23, 11.000%, 12/15/12                 1,800,000 IDR             198
   Series FR-30, 10.750%, 5/15/16                    700,000 IDR              78
Republic of Korea Series 1112, 4.750%,
   12/10/11                                          175,000 KRW             150
Republic of Poland
   Series 0414, 5.750%, 4/25/14                          425 PLZ             148
   6.375%, 7/15/19                              $         35                  39
Republic of Turkey 0.000%, 2/2/11                        250 TRY             151
                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (IDENTIFIED COST $4,974)                                                5,541
                                                                    ------------
MORTGAGE-BACKED SECURITIES--19.3%
AGENCY--3.6%
FNMA
   4.000%, 7/1/19                                        144                 149
   5.000%, 2/1/20                                         71                  76
   5.000%, 8/1/20                                         38                  41
   6.000%, 8/1/34                                        147                 156
   5.000%, 6/1/35                                        391                 405
   6.000%, 8/1/37                                         51                  54
   6.000%, 10/1/37                                       121                 128
   5.500%, 6/1/38                                        145                 152
                                                                    ------------
                                                                           1,161
                                                                    ------------
NON-AGENCY--15.7%
Banc of America Commercial Mortgage, Inc.
   05-6, AM 5.351%, 9/10/47 (3)                           40                  34
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.903%, 9/11/38(3)                        150                 146
   07-PW18, A4 5.700%, 6/11/50                            50                  44
Citigroup-Deutsche Bank Commercial
   Mortgage Trust
   05-CD1, AM 5.399%, 7/15/44(3)                          90                  76
   07-CD4, A4 5.322%, 12/11/49                            95                  79
Credit Suisse First Boston Mortgage
   Securities Corp. 03-8, 3A24, 5.500%,
   4/25/33                                               244                 229
Crown Castle Towers LLC
   05-1A, AFX 144A 4.643%, 6/15/35(4)                    250                 250
   05-1A, B 144A 4.878%, 6/15/35(4)                      190                 190
GE Capital Commercial Mortgage Corp.
   03-C1, C 4.975%, 1/10/38 (3)                          105                 100
GMAC Commercial Mortgage Securities, Inc.
   98-C2, E 6.500%, 5/15/35                               50                  51

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE             VALUE
                                                ------------        ------------
NON-AGENCY--(CONTINUED)
   04-C3, A4 4.547%, 12/10/41                   $        180        $        179
GS Mortgage Securities Corp. II
   07-EOP, G 144A 0.774%, 3/6/20(3)(4)                   130                 100
   07-EOP, H  144A 0.904%, 3/6/20(3)(4)                  110                  84
   07-GG10, A4 5.999%, 8/10/45(3)                        185                 153
GSR Mortgage Loan Trust 05-5F, 2A2 5.500%,
   6/25/35                                               170                 170
IndyMac Index Mortgage Loan Trust 07-AR2,
   B1 5.773%, 6/25/37 (3)                                134                   5
JPMorgan Chase Commercial Mortgage
   Securities Corp.
   05-LDP5, AM 5.386%, 12/15/44(3)                        50                  43
   07-LD12, A4 5.882%, 2/15/51(3)                        100                  85
JPMorgan Mortgage Trust 06-A1, B1 5.340%,
   2/25/36 (3)                                           247                  24
Lehman Brothers - UBS Commercial Mortgage
   Trust
   06-C3, AM 5.712%, 3/15/39(3)                           25                  19
   07-C2, A2 5.303%, 2/15/40                             225                 223
   07-C2, A3 5.430%, 2/15/40                              40                  32
   05-C3, AM 4.794%, 7/15/40                              70                  59
   07-C6, A2 5.845%, 7/15/40                             150                 150
Merrill Lynch Mortgage Investors, Inc.
   06-3, 2A1 6.080%, 10/25/36 (3)                        120                 103
Merrill Lynch Mortgage Trust 06-C1, AM
   5.840%, 5/12/39 (3)                                   110                  83
Merrill Lynch-Countrywide Commercial
   Mortgage Trust 06-4, A3 5.172%,
   12/12/49 (3)                                          250                 211
Morgan Stanley Capital I
   05-HQ5, A3 5.007%, 1/14/42                            150                 151
   06-IQ12, A4 5.332%, 12/15/43                          300                 269
   07-IQ14, A4 5.692%, 4/15/49(3)                        140                 115
Residential Funding Mortgage Securities I,
   Inc. 06-S4, A2 6.000%, 4/25/36                        146                 124
SBA Commercial Mortgage Backed Securities
   Trust
   06-1A, A 144A 5.314%, 11/15/36(4)                     190                 189
   06-1A, B 144A 5.451%, 11/15/36(4)                      95                  94
Wachovia Bank Commercial Mortgage Trust
   04-C12, A2 5.001%, 7/15/41                            380                 385
   07-C30, A5 5.342%, 12/15/43                           200                 152
   05-C22, AM 5.489%, 12/15/44(3)                         20                  17
   07-C33, A4 6.100%, 2/15/51(3)                         160                 132

                                                  PAR VALUE             VALUE
                                                ------------        ------------
NON-AGENCY--(CONTINUED)
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.331%, 5/20/36 (3)                          $        247        $         22
Wells Fargo Mortgage Backed Securities
   Trust
   04-R, 2A1 3.003%, 9/25/34(3)                          181                 172
   04-EE, 2A3 3.299%, 12/25/34(3)                        104                  77
   05-AR4, 2A2 4.514%, 4/25/35(3)                        228                 219
   06-AR10, 5A3 5.592%, 7/25/36(3)                       133                  98
                                                                    ------------
                                                                           5,138
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
   (IDENTIFIED COST $6,721)                                                6,299
                                                                    ------------
ASSET-BACKED SECURITIES--4.9%
American General Mortgage Loan Trust 06-1,
   A2 144A 5.750%, 12/25/35 (3)(4)                       170                 168
Avis Budget Rental Car Funding AESOP LLC
   09-2A, A 144A 5.680%, 2/20/14 (4)                     175                 175
Banc of America Securities Auto Trust
   06-G1, B 5.340%, 2/18/11                              100                 103
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3 5.980%, 1/15/18 (3)                     94                  67
Carmax Auto Owner Trust 07-2, B 5.370%,
   3/15/13                                                95                  92
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1,1A4 4.111%, 8/25/30                  37                  35
Daimler Chrysler Auto Trust 08-B,  A4A
   5.320%, 11/10/14                                      135                 141
Dunkin Securitization 06-1, M1 144A
   8.285%, 6/20/31 (4)                                   160                 131
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (4)                                    20                  18
GMAC Mortgage Corp. Loan Trust
   05-HE2, A3 4.622%, 11/25/35(3)                          9                   8
   06-HE2, A3 6.320%, 5/25/36(3)                         350                 180
   06-HE3, A2 5.750%, 10/25/36(3)                        241                 173
Green Tree Financial Corp. 94-1, A5
   7.650%, 4/15/19                                        70                  68
Harley-Davidson Motorcycle Trust 07-2, C
   5.410%, 8/15/15                                       180                 154
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3 5.777%, 8/25/36 (3)                       225                 104
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
   (IDENTIFIED COST $2,007)                                                1,617
                                                                    ------------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE             VALUE
                                                ------------        ------------
CORPORATE BONDS--41.5%
CONSUMER DISCRETIONARY--3.4%
Ameristar Casinos, Inc. 144A 9.250%,
   6/1/14 (4)                                   $          8        $          8
AutoZone, Inc. 5.750%, 1/15/15                            80                  85
COX Communications, Inc. 4.625%, 6/1/13                  250                 260
Daimler Finance North America LLC 6.500%,
   11/15/13                                               70                  76
DigitalGlobe, Inc. 144A 10.500%, 5/1/14 (4)               10                  11
DIRECTV Holdings LLC/DIRECTV Financing
   Co., Inc. 6.375%, 6/15/15                             100                 102
Ford Motor Credit Co. LLC 8.000%, 6/1/14                 100                  96
Harrah's Operating Co., Inc. 144A 11.250%,
   6/1/17 (4)                                             50                  51
International Game Technology 7.500%,
   6/15/19                                                20                  22
Landry's Restaurants, Inc. 14.000%, 8/15/11               90                  91
MGM MIRAGE 144A 10.375%, 5/15/14 (4)                       3                   3
Mobile Mini, Inc. 6.875%, 5/1/15                          20                  18
QVC, Inc. 144A 7.500%, 10/1/19 (4)                        40                  40
Scientific Games Corp. 144A 7.875%,
   6/15/16 (4)                                            25                  25
Scientific Games International, Inc. 144A
   9.250%, 6/15/19 (4)                                    30                  31
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock International
   LLC 144A 2.799%, 3/15/14 (3)(4)                        25                  20
Seneca Gaming Corp. Series B 7.250%,
   5/1/12                                                  5                   5
Staples, Inc. 9.750%, 1/15/14                             25                  30
Starwood Hotels & Resort Worldwide, Inc.
   6.250%, 2/15/13                                        63                  62
Videotron Ltee 6.375%, 12/15/15                           95                  91
                                                                    ------------
                                                                           1,127
                                                                    ------------
CONSUMER STAPLES--0.6%
Cargill, Inc. 144A 5.600%, 9/15/12 (4)                   115                 123
Yankee Acquisition Corp. Series B, 8.500%,
   2/15/15                                                80                  76
                                                                    ------------
                                                                             199
                                                                    ------------
ENERGY--5.1%
Anadarko Petroleum Corp. 8.700%, 3/15/19                  75                  90
Buckeye Partners LP 6.050%, 1/15/18                       15                  16
Canadian Natural Resources Ltd. 4.900%,
   12/1/14                                                60                  63
Cenovus Energy, Inc. 144A 4.500%, 9/15/14 (4)             32                  33
Denbury Resources, Inc. 7.500%, 12/15/15                 135                 135

                                                  PAR VALUE             VALUE
                                                ------------        ------------
ENERGY--(CONTINUED)
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16 (4)                                 $        360        $        345
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                    13                  13
KazMunaiGaz Finance Sub BV 144A 8.375%,
   7/2/13 (4)                                            100                 106
Kinder Morgan Energy Partners LP 6.850%,
   2/15/20                                                30                  33
NAK Naftogaz Ukrainy (Standard Bank London
   Holdings plc) 8.125%, 9/30/09(8)                      100                  87
Pacific Energy Partners LP/Pacific Energy
   Finance Corp. 7.125%, 6/15/14                          75                  78
PetroHawk Energy Corp. 144A 10.500%,
   8/1/14 (4)                                            125                 135
Pride International, Inc. 8.500%, 6/15/19                 80                  88
SEACOR Holdings, Inc. 7.375%, 10/1/19                     50                  50
Smith International, Inc. 9.750%, 3/15/19                 60                  74
Swift Energy Co. 7.625%, 7/15/11                         125                 125
Western Refining, Inc.
   144A 10.750%, 6/15/14(3)(4)                            65                  62
   144A 11.250%, 6/15/17(4)                               35                  33
Williams Cos., Inc. (The) 7.125%, 9/1/11                 100                 106
                                                                    ------------
                                                                           1,672
                                                                    ------------
FINANCIALS--18.1%
AFLAC, Inc. 8.500%, 5/15/19                               21                  25
Allstate Corp. 6.125%, 5/15/37(3)                        140                 113
American Express Credit Corp. 5.125%,
   8/25/14                                                25                  26
American Honda Finance Corp. 144A 6.700%,
   10/1/13 (4)                                           150                 163
Assurant, Inc. 5.625%, 2/15/14                            75                  77
Atlantic Finance Ltd. 144A 8.750%, 5/27/14
   (4)                                                   100                 107
Avalonbay Communities, Inc. 5.700%, 3/15/17               50                  51
Bank of America Corp. 7.400%, 1/15/11                    185                 194
Brandywine Operating Partnership LP
   7.500%, 5/15/15                                        70                  70
Chubb Corp. 6.375%, 3/29/67(3)                           140                 126
CIT Group, Inc. 4.750%, 12/15/10                         205                 142
Citigroup, Inc.
   5.000%, 9/15/14                                        90                  86
   4.875%, 5/7/15                                        300                 280
Colonial Realty LP 4.800%, 4/1/11                         72                  70
ERAC USA Finance Co. 144A 5.800%, 10/15/12(4)            195                 202

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE             VALUE
                                                ------------        ------------
FINANCIALS--(CONTINUED)
Fideicomiso Petacalco Trust 144A 10.160%,
   12/23/09 (4)                                 $         19        $         18
Fifth Third Bancorp 6.250%, 5/1/13                        30                  31
First Tennessee Bank N.A. 0.590%,
   2/14/11(3)                                            100                  93
Ford Motor Credit Co. LLC 9.875%, 8/10/11                118                 120
GMAC, Inc. 144A 6.875%, 9/15/11 (4)                       24                  23
Goldman Sachs Group, Inc. (The) 7.500%,
   2/15/19                                                64                  73
Hertz Corp. (The) 8.875%, 1/1/14                         100                 102
ICICI Bank Ltd. 144A 5.750%, 11/16/10 (4)                175                 178
Invesco Ltd. 4.500%, 12/15/09                            250                 251
JPMorgan Chase & Co.
   5.750%, 1/2/13                                         55                  59
   6.300%, 4/23/19                                        75                  82
   Series 1, 7.900%, 12/31/49(3)                          96                  92
KeyBank N.A. 4.950%, 9/15/15                              35                  32
KeyCorp 6.500%, 5/14/13                                   75                  77
Kimco Realty Corp. 4.820%, 8/15/11                       155                 157
Lincoln National Corp. 8.750%, 7/1/19                     75                  87
MassMutual Global Funding II 144A 3.500%,
   3/15/10 (4)                                           100                 101
Merrill Lynch & Co., Inc. 6.150%, 4/25/13                 75                  79
MetLife, Inc. 6.750%, 6/1/16                              18                  20
Morgan Stanley 144A 10.090%, 5/3/17 (4)                  250 BRL             127
National Australia Bank Ltd. 144A 5.350%,
   6/12/13 (4)                                           285                 304
Nationwide Health Properties, Inc. 6.250%,
   2/1/13                                                130                 132
OJSC AK Transneft (TransCapitalInvest
   Ltd.) 144A 5.670%, 3/5/14 (4)                         270                 263
Piper Jaffray Equipment Trust Securities
   144A 6.000%, 9/10/11 (4)                               92                  88
PNC Funding Corp.
   5.400%, 6/10/14                                        84                  90
   5.625%, 2/1/17                                         70                  69
Principal Financial Group, Inc. 7.875%,
   5/15/14                                                55                  61
ProLogis
   7.625%, 8/15/14                                        75                  77
   6.625%, 5/15/18                                        35                  32
Prudential Financial, Inc. 4.750%, 9/17/15                80                  79
Russian Agricultural Bank OJSC (RSHB
   Capital SA) 144A 6.299%, 5/15/17 (4)                  100                  95
Simon Property Group LP 5.600%, 9/1/11                   205                 213
SLM Corp. 0.000%, 2/1/10(3)                              250                 243

                                                  PAR VALUE             VALUE
                                                ------------        ------------
FINANCIALS--(CONTINUED)
Textron Financial Corp. 5.125%, 11/1/10         $        100        $        100
TNK-BP Finance SA RegS 6.125%, 3/20/12                   115                 116
Unum Group 7.125%, 9/30/16                                21                  21
Wachovia Corp. 5.300%, 10/15/11                          130                 138
WEA Finance LLC / WT Finance Australia
   144A 5.750%, 9/2/15 (4)                                75                  75
Westpac Banking Corp. 4.200%, 2/27/15                     80                  81
XL Capital Ltd. 5.250%, 9/15/14                           85                  83
Zions Bancorp. 7.750%, 9/23/14                            30                  27
                                                                    ------------
                                                                           5,921
                                                                    ------------
HEALTH CARE--1.5%
CareFusion Corp. 144A 5.125%, 8/1/14 (4)                  60                  63
Express Scripts, Inc. 6.250%, 6/15/14                     30                  33
Fisher Scientific International, Inc.
   6.750%, 8/15/14                                       140                 145
HCA, Inc. 9.125%, 11/15/14                               145                 150
Select Medical Corp. 7.625%, 2/1/15                       55                  52
U.S. Oncology, Inc. 144A 9.125%, 8/15/17 (4)              37                  39
                                                                    ------------
                                                                             482
                                                                    ------------
INDUSTRIALS--3.5%
American Airlines, Inc.
   99-1 7.024%, 10/15/09                                  75                  75
   01-1, 6.977%, 5/23/21                                 132                 106
Continental Airlines, Inc. 98-1A, 6.648%,
   9/15/17                                               127                 119
Delta Air Lines, Inc. 00-A1, 7.379%,
   5/18/10                                                87                  86
Esco Corp. 144A 8.625%, 12/15/13 (4)                     154                 152
Hutchison Whampoa International Ltd. 144A
   4.625%, 9/11/15 (4)                                   100                  99
Ingersoll-Rand Global Holdings Co. Ltd.
   9.500%, 4/15/14                                        40                  47
Owens Corning, Inc. 6.500%, 12/1/16                       70                  68
Smiths Group plc 144A 7.200%, 5/15/19 (4)                 20                  22
Steelcase, Inc. 6.500%, 8/15/11                          100                 100
Toledo Edison Co. (The) 7.250%, 5/1/20                    30                  35
United Airlines, Inc. 00-2A, 7.032%,
   10/1/10                                                41                  41
United Rentals North America, Inc.
   6.500%, 2/15/12                                       125                 126
   144A 10.875%, 6/15/16(4)                               55                  59
USG Corp. 144A 9.750%, 8/1/14 (4)                         13                  14
                                                                    ------------
                                                                           1,149
                                                                    ------------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE             VALUE
                                                ------------        ------------
INFORMATION TECHNOLOGY--1.1%
Agilent Technologies, Inc. 5.500%, 9/14/15      $         35        $         36
Corning, Inc. 6.625%, 5/15/19                             10                  11
National Semiconductor Corp. 6.600%,
   6/15/17                                                70                  69
NXP BV/NXP Funding LLC 3.259%, 10/15/13(3)               105                  76
Tyco Electronic Group SA 6.000%, 10/1/12                  35                  37
Xerox Corp. 5.650%, 5/15/13                              120                 125
                                                                    ------------
                                                                             354
                                                                    ------------
MATERIALS--4.8%
Airgas, Inc. 4.500%, 9/15/14                              25                  26
Allegheny Technologies, Inc. 9.375%, 6/1/19              140                 159
ArcelorMittal
   5.375%, 6/1/13                                        135                 138
   9.000%, 2/15/15                                        40                  46
Bemis Co., Inc. 5.650%, 8/1/14                            20                  21
Catalyst Paper Corp. 7.375%, 3/1/14                       50                  27
Commercial Metals Co. 7.350%, 8/15/18                    140                 148
CRH America, Inc. 8.125%, 7/15/18                        130                 146
Domtar Corp.
   5.375%, 12/1/13                                        54                  52
   7.125%, 8/15/15                                        46                  45
Dow Chemical Co. (The)
   7.600%, 5/15/14                                        50                  55
   5.900%, 2/15/15                                        50                  51
International Paper Co. 9.375%, 5/15/19                   62                  73
Nalco Co. 8.875%, 11/15/13                                50                  52
Nova Chemicals Corp. 4.538%, 11/15/13(3)                 370                 328
Vedanta Resources plc 144A 8.750%, 1/15/14
   (4)                                                   100                 100
Verso Paper Holdings LLC / Verso Paper, Inc.
   144A 11.500%, 7/1/14(4)                                50                  52
   Series B, 4.233%, 8/1/14(3)                            85                  53
                                                                    ------------
                                                                           1,572
                                                                    ------------
TELECOMMUNICATION SERVICES--2.1%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)                12                  12
Cricket Communications, Inc. 144A 7.750%,
   5/15/16 (4)                                            20                  20
Embarq Corp. 6.738%, 6/1/13                               50                  54
Nextel Communications, Inc. Series D
   7.375%, 8/1/15                                         75                  68
OJSC Vimpel Communications (VIP Finance
   Ireland Ltd.) 144A 8.375%, 4/30/13 (4)                100                 105
Telecom Italia Capital SA 6.175%, 6/18/14                100                 108

                                                  PAR VALUE             VALUE
                                                ------------        ------------
TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Wireless Capital LLC 144A 3.750%,
   5/20/11 (4)                                  $        150        $        155
Virgin Media Finance plc Series 1, 9.500%,
   8/15/16                                               100                 106
Windstream Corp. 144A 7.875%, 11/1/17 (4)                 60                  60
                                                                    ------------
                                                                             688
                                                                    ------------
UTILITIES--1.3%
Allegheny Energy Supply Co. LLC 144A
   8.250%, 4/15/12 (4)                                    40                  44
AmeriGas Partners LP 7.250%, 5/20/15                      25                  25
Korea Electric Power Corp. 144A 5.500%,
   7/21/14 (4)                                           100                 105
NiSource Finance Corp. 7.875%, 11/15/10                   60                  63
Northeast Utilities 5.650%, 6/1/13                       105                 108
Sempra Energy 6.500%, 6/1/16                              35                  39
Texas Competitive Electric Holdings Co.
   LLC Series A 10.250%, 11/1/15                          36                  26
                                                                    ------------
                                                                             410
                                                                    ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $13,116)                                                 13,574
                                                                    ------------
CONVERTIBLE BONDS--0.1%
HEALTH CARE--0.1%
Par Pharmaceutical Cos., Inc. Cv. 2.875%,
   9/30/10                                                40                  39
                                                                    ------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $38)                                                         39
                                                                    ------------
LOAN AGREEMENTS(3)--13.4%
CONSUMER DISCRETIONARY--4.4%
AMF Bowling Worldwide, Inc. Tranche B,
   2.861%, 5/17/13                                        58                  50
Building Materials Holding Corp. Tranche
   B, 7.375%, 11/10/11 (2)(8)                            123                  39
Cengage Learning Acquisitions, Inc.
   Tranche 2.775%, 7/5/14                                114                 104
Ceridian Corp. Tranche 3.277%, 11/8/14                   100                  89
Ford Motor Co. Tranche B, 3.380%, 12/16/13               293                 261
Getty Images, Inc. Tranche B, 6.250%,
   7/2/15                                                 86                  87
Harrah's Operating Co., Inc.
   Tranche B-2, 3.504%, 1/28/15                           33                  27

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE             VALUE
                                                ------------        ------------
CONSUMER DISCRETIONARY--(CONTINUED)
   Tranche B-4, 0.000%, 10/31/16                $         30        $         30
HBI Branded Apparel Ltd., Inc. Tranche
   4.548%, 3/5/14                                         85                  82
Intelsat Jackson Holding Ltd. Tranche
   3.246%, 2/1/14                                         90                  81
Isle of Capri Casinos, Inc.
   Tranche B-DD, 2.035%, 11/25/13                         12                  12
   Tranche A-DD, 2.348%, 11/25/13                         11                  10
   Tranche 2.348%, 11/25/13                               31                  29
Lamar Media Corp. Tranche F, 5.500%,
   3/31/14                                                25                  25
Mediacom Illinois LLC Tranche D, 5.500%,
   3/31/17                                                88                  88
Neiman-Marcus Group, Inc. (The) Tranche
   2.357%, 4/6/13                                         50                  44
Nielsen Finance LLC/ Nielsen Finance Co.
   Tranche A, 2.275%, 8/9/13                              60                  56
   Tranche B, 4.026%, 5/1/16                              33                  31
PTI Group, Inc. Tranche 9.250%, 2/28/13                   45                  42
Totes Isotoner Corp. Tranche B, 3.448%,
   1/16/13                                                13                   9
Transaction Network Services, Inc. Tranche
   7.110%, 3/28/14                                       106                 108
Univision Communications, Inc. Tranche B,
   2.523%, 9/29/14                                        85                  72
VWR Funding, Inc. Tranche T-1, 2.794%,
   6/29/14                                                65                  60
                                                                    ------------
                                                                           1,436
                                                                    ------------
CONSUMER STAPLES--0.2%
Wrigley (WM) Jr. Co. Tranche B, 6.500%,
   10/6/14                                                73                  74
                                                                    ------------
ENERGY--0.3%
ATP Oil & Gas Corp.
   Tranche B-2, 9.000%, 1/15/11                           22                  21
   Tranche B-1, 8.500%, 7/15/14                           85                  78
                                                                    ------------
                                                                              99
                                                                    ------------
FINANCIALS--0.3%
Pinnacle Foods Finance LLC/ Pinnacle Food
   Finance Corp. Tranche B, 3.020%, 4/2/14                45                  42
Vanguard Health Holdings Co., II LLC
   Tranche 2.560%, 9/23/11                                50                  49
                                                                    ------------
                                                                              91
                                                                    ------------

                                                  PAR VALUE             VALUE
                                                ------------        ------------
HEALTH CARE--0.8%
Health Management Associates, Inc. Tranche
   B, 2.348%, 2/28/14                           $         32        $         30
HealthSouth Corp. Tranche 2.533%, 3/10/13                103                  99
Psychiatric Solutions, Inc. Tranche A,
   2.050%, 7/1/12                                        119                 115
                                                                    ------------
                                                                             244
                                                                    ------------
INDUSTRIALS--1.1%
ARAMARK Corp.
   Letter of Credit 2.246%, 1/26/14                        3                   2
   Tranche 2.473%, 1/26/14                                40                  38
EnergySolutions LLC Tranche 2.520%,
   2/26/14                                               107                 100
Harland Clarke Holdings Corp. Tranche B,
   2.995%, 6/30/14                                        90                  76
ServiceMaster Co. (The)
   Tranche T-1- DD, 2.790%, 7/24/14                       14                  12
   Tranche B, 2.872%, 7/24/14                            141                 126
                                                                    ------------
                                                                             354
                                                                    ------------
INFORMATION TECHNOLOGY--1.2%
Avaya, Inc. Tranche B, 3.317%, 10/26/14                   85                  69
Dresser, Inc.
   Tranche B, 2.679%, 5/4/14                              45                  42
   PIK Loan 6.031%, 5/4/15                                60                  53
Freescale Semiconductor, Inc. Tranche
   2.011%, 12/1/13                                        85                  68
Reynolds & Reynolds Co. (The) Tranche F-L
   2.298%, 10/24/12                                      173                 153
                                                                    ------------
                                                                             385
                                                                    ------------
MATERIALS--2.5%
Anchor Glass Container Corp. Tranche B,
   6.750%, 6/20/14                                       123                 123
Ashland, Inc. Tranche B, 7.650%, 5/13/14                  40                  41
Berry Plastics Group, Inc. Tranche C,
   2.297%, 4/3/15                                        144                 128
Boise Paper Holdings LLC Tranche 9.250%,
   2/22/15                                               178                 177
Building Materials Corp. of America
   Tranche B, 6.094%, 9/15/14                             40                  35
Huntsman International LLC Tranche B,
   2.035%, 4/21/14                                        17                  16
JohnsonDiversey, Inc.
   Tranche DD, 2.483%, 12/16/10                           22                  22

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE             VALUE
                                                ------------        ------------
MATERIALS--(CONTINUED)
   Tranche B, 3.016%, 12/16/11                  $        148        $        145
Nalco Co. Tranche B, 6.125%, 5/13/16                      30                  30
Solutia, Inc. Tranche 7.250%, 2/28/14                     99                 101
                                                                    ------------
                                                                             818
                                                                    ------------
TELECOMMUNICATION SERVICES--1.3%
Level 3 Communications, Inc.
   Tranche A, 2.625%, 3/13/14                             87                  77
   Tranche B, 11.500%, 3/13/14                            26                  28
MetroPCS Wireless, Inc. Tranche B, 2.656%,
   11/3/13                                                71                  68
nTelos, Inc. Tranche 5.750%, 8/7/15                      254                 255
                                                                    ------------
                                                                             428
                                                                    ------------
UTILITIES--1.3%
Calpine Corp. Tranche 3.475%, 3/29/14                     89                  82
NRG Energy, Inc.
   Tranche B, 2.131%, 2/1/13                             123                 117
   Letter of Credit 2.348%, 2/1/13                       156                 148
Texas Competitive Electric Holdings Co. LLC
   Tranche B-3, 3.781%, 10/10/14                          49                  39
   Tranche B-2, 3.793%, 10/10/14                          61                  49
                                                                    ------------
                                                                             435
                                                                    ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $4,376)                                                   4,364
                                                                    ------------

                                                   SHARES               VALUE
                                                ------------        ------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
Preferred Blocker, Inc. (GMAC) Pfd. 144A
   7.000%(4)                                               5                   3
                                                                    ------------

TOTAL PREFERRED STOCK
(IDENTIFIED COST $2)                                                           3
                                                                    ------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $31,989)                                                 32,148
                                                                    ------------
SHORT-TERM INVESTMENTS--1.3%
MONEY MARKET MUTUAL FUNDS--1.3%
State Street Institutional Liquid
   Reserves Fund - Institutional Shares
   (seven-day effective yield 0.260%)                416,711                 417
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $417)                                                       417
                                                                    ------------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $32,406)                                                 32,565(1)
Other Assets and Liabilities--0.3%                                           110
                                                                    ------------
NET ASSETS--100.0%                                                  $     32,675
                                                                    ============

                            Refer to Footnote Legend

ABBREVIATIONS:

FNMA           Federal National Mortgage Association ("Fannie Mae").
NATL           National Public Finance Guarantee Corp.
NATL/NATL-RE   National Public Finance Guarantee Corp., formerly Municipal Bond
               Insurance Association
PIK            Payment-in-Kind Security
SBA            Small Business Administration

FOREIGN CURRENCIES:

AUD            Australian Dollar
BRL            Brazil Real
COP            Colombian Peso
EUR            European Currency Unit
IDR            Indonesian Rupiah
KRW            Korean Won
NOK            Norwegian Krone
NZD            New Zealand Dollar
PLZ            Polish Zloty
SEK            Swedish Krona
TRY            Turkish Lira

COUNTRY WEIGHTINGS as of 9/30/09 +

United States    74%
Australia         3
Canada            3
Argentina         2
Norway            2
Russia            2
Venezuela         2
Other            12
                ---
Total           100

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                     LEVEL 2       LEVEL 3
                                  TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                   SEPTEMBER 30,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                       2009        QUOTED PRICES      INPUTS        INPUTS
                                  --------------   -------------   -----------   ------------
Debt Securities:
  Asset-Backed Securities             $ 1,617           $ --         $ 1,424         $193
  Corporate Debt                       17,977             --          17,759          218
  Foreign Government Securities         5,541             --           5,541           --
  Mortgage-Backed Securities            6,299             --           6,016          283
  Municipal Securities                    357             --             357           --
  U.S. Government Securities              354             --             354           --
Equity Securities:
  Preferred Stock                           3              3              --           --
  Short-Term Investments                  417            417              --           --
Total Investments                     $32,565           $420         $31,451         $694

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                             Asset-                  Mortgage-
                                                             Backed     Corporate     Backed
                                                   TOTAL   Securities      Debt     Securities
                                                   -----   ----------   ---------   ----------
INVESTMENTS IN SECURITIES
BALANCE AS OF DECEMBER 31, 2008:                   $ 865     $ 207        $ 413       $ 245
Accrued Discount/(Premium)                             2        --(2)         3          (1)
Realized Gain (Loss)                                (172)      (17)           2        (157)
Change in Unrealized Appreciation (Depreciation)     405        63          126         216
Net Purchases/(Sales)                               (568)     (235)        (313)        (20)
Transfers In and/or Out of Level 3 (1)               162       175          (13)         --
                                                   -----     -----        -----       -----
BALANCE AS OF SEPTEMBER 30, 2009                   $ 694     $ 193        $ 218       $ 283
                                                   =====     =====        =====       =====

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                         PHOENIX SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--17.5%
Capella Education Co.(2)                                 5,100   $           344
Carter's, Inc.(2)                                       10,600               283
Fuqi International, Inc.(2)                             10,200               299
hhgregg, Inc.(2)                                        18,700               317
Jarden Corp.                                            13,100               368
Lincoln Educational Services Corp.(2)                   14,300               327
Lululemon Athletica, Inc.(2)                            13,600               309
Orient-Express Hotel Ltd. Class A(2)                    72,600               836
Royal Caribbean Cruises Ltd.(2)                         20,900               503
Tractor Supply Co.(2)                                    6,800               329
Warnaco Group, Inc. (The)(2)                             7,300               320
WMS Industries, Inc.(2)                                  7,900               352
                                                                 ---------------
                                                                           4,587
                                                                 ---------------
CONSUMER STAPLES--0.9%
United Natural Foods, Inc.(2)                            9,600               230
                                                                 ---------------
ENERGY--3.4%
Arena Resources, Inc.(2)                                 9,300               330
Concho Resources, Inc.(2)                               15,285               555
                                                                 ---------------
                                                                             885
                                                                 ---------------
FINANCIALS--3.9%
GFI Group, Inc.                                         39,600               286
Janus Capital Group, Inc.                               29,000               411
Waddell & Reed Financial, Inc. Class A                  11,100               316
                                                                 ---------------
                                                                           1,013
                                                                 ---------------
HEALTH CARE--21.8%
Air Methods Corp.(2)                                     9,800               319
Alexion Pharmaceuticals, Inc.(2)                         6,200               276
Emergency Medical Services Corp. Class A(2)              8,100               377
HMS Holdings Corp.(2)                                    7,800               298
Human Genome Sciences, Inc.(2)                          18,900               356
ICU Medical, Inc.(2)                                    10,600               391
Inverness Medical Innovations, Inc.(2)                   7,200               279
IPC (The) Hospitalist Co., Inc.(2)                      11,000               346
MedAssets, Inc.(2)                                      14,700               332
Mednax, Inc.(2)                                          7,200               395
NuVasive, Inc.(2)                                        7,900               330
PSS World Medical, Inc.(2)                              14,500               316
Psychiatric Solutions, Inc.(2)                           9,600               257
Regeneron Pharmaceuticals, Inc.(2)                      13,100               253

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Seattle Genetics, Inc.(2)                               23,200   $           325
Sirona Dental Systems, Inc.(2)                          15,700               467
SXC Health Solutions Corp.(2)                            7,900               370
                                                                 ---------------
                                                                           5,687
                                                                 ---------------
INDUSTRIALS--18.2%
AAR Corp.(2)                                            16,800               369
Ameron International Corp.                               4,300               301
Cornell Cos., Inc.(2)                                   15,900               357
Harbin Electric, Inc.(2)                                20,100               339
Healthcare Services Group, Inc.                         18,000               330
Heico Corp.                                             11,200               486
ICF International, Inc.(2)                              12,200               370
Kirby Corp.(2)                                          10,400               383
Manitowoc Co., Inc. (The)                               40,200               381
Old Dominion Freight Line, Inc.(2)                       8,200               249
Polypore International, Inc.(2)                         23,300               301
Smartheat, Inc.(2)                                      18,900               224
TrueBlue, Inc.(2)                                       27,700               390
UTi Worldwide, Inc.                                     19,000               275
                                                                 ---------------
                                                                           4,755
                                                                 ---------------
INFORMATION TECHNOLOGY--29.7%
Constant Contact, Inc.(2)                               11,300               218
Global Cash Access Holdings, Inc.(2)                    32,800               240
Hittite Microwave Corp.(2)                               7,300               268
Informatica Corp.(2)                                    30,400               686
Jack Henry & Associates, Inc.                           11,300               265
LivePerson, Inc.(2)                                     69,200               349
NetLogic Microsystems, Inc.(2)                           7,200               324
Nuance Communications, Inc.(2)                          25,400               380
Perfect World Co. Ltd. ADR(2)                            9,300               447
RightNow Technologies, Inc.(2)                          37,900               547
Rovi Corp.(2)                                           12,000               403
Semtech Corp.(2)                                        17,500               298
Silicon Laboratories, Inc.(2)                            6,800               315
Solera Holdings, Inc.                                   11,000               342
SuccessFactors, Inc.(2)                                 25,000               352
Taleo Corp. Class A(2)                                  28,300               641
Ultimate Software Group, Inc.(2)                        19,600               563
Varian Semiconductor Equipment Associates,
   Inc.(2)                                              10,800               355
Veeco Instruments, Inc.(2)                              12,300               287

                         PHOENIX SMALL-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
VistaPrint NV(2)                                         9,200   $           467
                                                                 ---------------
                                                                           7,747
                                                                 ---------------
MATERIALS--2.6%
Nalco Holding Co.                                        1,500                31
NewMarket Corp.                                          3,800               353
Rock-Tenn Co. Class A                                    6,200               292
                                                                 ---------------
                                                                             676
                                                                 ---------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $20,149)                                              25,580
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.0%
   (IDENTIFIED COST $20,149)                                              25,580
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.6%
MONEY MARKET MUTUAL FUNDS--0.6%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield
   0.260%)                                             149,363               149
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $149)                                                       149
                                                                 ---------------
TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $20,298)                                                 25,729(1)
Other assets and liabilities, net--1.4%                                      374
                                                                 ---------------
NET ASSETS--100.0%                                               $        26,103
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

ADR   American Depositary Receipt.

COUNTRY WEIGHTINGS as of 9/30/09 +

United States     90%
Bermuda            3
Cayman Islands     2
Liberia            2
Netherlands        2
Canada             1
                 ---
Total            100

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE
                                 AT       LEVEL 1
                             SEPTEMBER     QUOTED
                              30, 2009     PRICES
                            -----------   -------
Equity Securities:
   Common Stocks              $25,580     $25,580
   Short-Term Investments         149         149
Total Investments             $25,729     $25,729

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         PHOENIX SMALL-CAP VALUE SERIES
          (FORMERLY PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES)
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--96.3%
CONSUMER DISCRETIONARY--16.9%
Brink's Home Security Holdings,
   Inc.(2)                                              25,600   $           788
Gentex Corp.                                            60,200               852
Jarden Corp.                                            29,600               831
John Wiley & Sons, Inc. Class A                         23,300               810
Marcus Corp. (The)                                      62,400               798
Tupperware Brands Corp.                                 22,100               882
Vail Resorts, Inc.(2)                                   23,000               772
Wolverine World Wide, Inc.                              32,600               810
                                                                 ---------------
                                                                           6,543
                                                                 ---------------
CONSUMER STAPLES--9.8%
BJ's Wholesale Club, Inc.(2)                            22,800               826
Casey's General Stores, Inc.                            27,000               847
Chattem, Inc.(2)                                        13,000               864
Diamond Foods, Inc.                                     14,000               444
J & J Snack Foods Corp.                                 19,200               829
                                                                 ---------------
                                                                           3,810
                                                                 ---------------
ENERGY--2.8%
Approach Resources, Inc.(2)                             20,800               189
Atlas Energy Inc                                        33,900               917
                                                                 ---------------
                                                                           1,106
                                                                 ---------------
FINANCIALS--16.2%
BancFirst Corp.                                         10,300               380
Equity Lifestyle Properties, Inc.                       18,500               792
First Niagara Financial Group, Inc.                     65,600               809
Knight Capital Group, Inc. Class
   A(2)                                                 37,800               822
Mack-Cali Realty Corp.                                  24,400               789
Stifel Financial Corp.(2)                               15,000               824
Suffolk Bancorp                                          6,700               198
Texas Capital Bancshares, Inc.(2)                       49,300               830
UMB Financial Corp.                                     20,700               837
                                                                 ---------------
                                                                           6,281
                                                                 ---------------
HEALTH CARE--1.9%
CryoLife, Inc.(2)                                       92,200               735
                                                                 ---------------
INDUSTRIALS--26.7%
Astec Industries, Inc.(2)                               29,400               749
BE Aerospace, Inc.(2)                                   43,600               878
Genesee & Wyoming, Inc. Class A(2)                      26,100               791
Kaydon Corp.                                            23,500               762
Landstar System, Inc.                                   22,000               837

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
Layne Christensen Co.(2)                                11,600   $           372
Lennox International, Inc.                              10,800               390
Middleby Corp.(2)                                       13,900               765
Moog, Inc. Class A(2)                                   26,900               793
Northwest Pipe Co.(2)                                   24,400               818
Rollins, Inc.                                           42,600               803
Smith (A.O.) Corp.                                      19,600               747
Teledyne Technologies, Inc.(2)                          24,300               874
Wabtec Corp.                                            20,800               781
                                                                 ---------------
                                                                          10,360
                                                                 ---------------
INFORMATION TECHNOLOGY--9.3%
ManTech International Corp. Class
   A(2)                                                 16,800               793
MKS Instruments, Inc.(2)                                39,300               758
Perot Systems Corp. Class A(2)                          13,400               398
Progress Software Corp.(2)                              36,700               831
ValueClick, Inc.(2)                                     62,700               827
                                                                 ---------------
                                                                           3,607
                                                                 ---------------
MATERIALS--4.3%
AptarGroup, Inc.                                        22,100               826
Thompson Creek Metals Co., Inc.(2)                      69,700               841
                                                                 ---------------
                                                                           1,667
                                                                 ---------------
UTILITIES--8.4%
Avista Corp.                                            38,800               784
Cleco Corp.                                             33,400               838
Portland General Electric Co.                           42,300               834
Westar Energy, Inc.                                     41,300               806
                                                                 ---------------
                                                                           3,262
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $31,873)                                                 37,371
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $31,873)                                                 37,371
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.7%
MONEY MARKET MUTUAL FUNDS--1.7%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield
   0.260%)                                             672,915               673
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $673)                                                       673
                                                                 ---------------

                         PHOENIX SMALL-CAP VALUE SERIES
          (FORMERLY PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $32,546)                                                 38,044(1)
Other assets and liabilities, net--2.0%                                      766
                                                                 ---------------
NET ASSETS--100.0%                                               $        38,810
                                                                 ===============

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                            TOTAL VALUE AT
                             SEPTEMBER 30,      LEVEL 1
                                 2009        QUOTED PRICES
                            --------------   -------------
Equity Securities:
   Common Stocks                $37,371         $37,371
   Short-Term Investments           673             673
Total Investments               $38,044         $38,044

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
U.S. GOVERNMENT SECURITIES--0.3%
U.S. Treasury Bond 3.625%, 8/15/19             $           500   $           513
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $505)                                                       513
                                                                 ---------------
MUNICIPAL BONDS--2.6%
ARIZONA--0.4%
Salt River Project Agricultural
   Improvement & Power District
   Series 08-A 5.000%, 1/1/38                              635               683
                                                                 ---------------
CALIFORNIA--1.3%
Alameda Corridor Transportation
   Authority Taxable Series 99 - C
   (NATL-RE Insured) 6.600%,
   10/1/29                                               1,000               975
Kern County Pension Obligation
   Taxable (NATL-RE Insured) 7.260%,
   8/15/14                                                 420               450
Sonoma County Pension Obligation
   Taxable (FSA Insured) 6.625%,
   6/1/13                                                  795               840
                                                                 ---------------
                                                                           2,265
                                                                 ---------------
FLORIDA--0.1%
Miami-Dade County Educational
   Facilities Authority Taxable
   Series C 5.480%, 4/1/16                                 105               105
                                                                 ---------------
PENNSYLVANIA--0.7%
City of Pittsburgh Pension
   Obligation Taxable Series C
   (NATL-RE, FGIC Insured) 6.500%,
   3/1/17                                                1,250             1,269
                                                                 ---------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp.
   Taxable Series 07-A1 6.706%,
   6/1/46                                                  220               157
                                                                 ---------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,333)                                                   4,479
                                                                 ---------------
FOREIGN GOVERNMENT SECURITIES--0.1%
Republic of Poland 6.375%, 7/15/19                          95               107
                                                                 ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $95)                                                        107
                                                                 ---------------
MORTGAGE-BACKED SECURITIES--19.2%
AGENCY--10.8%
FHLMC R010-AB 5.500%, 12/15/19                             384               400
FNMA

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
AGENCY--(CONTINUED)
   4.000%, 6/1/20                              $           462   $           471
   4.500%, 7/1/20                                           38                39
   6.500%, 10/1/31                                          23                24
   6.000%, 9/1/32                                          134               143
   5.000%, 10/1/33                                       1,252             1,301
   5.000%, 10/1/35                                         360               373
   5.000%, 3/1/36                                          501               519
   6.000%, 9/1/36                                          208               220
   5.000%, 2/1/37                                        2,272             2,352
   5.500%, 4/1/37                                          208               218
   6.000%, 10/1/37                                         285               301
   5.000%, 5/1/38                                        1,304             1,349
   5.500%, 6/1/38                                          250               262
   5.500%, 6/1/38                                          162               170
   5.500%, 11/1/38                                         461               483
   5.500%, 11/1/38                                       1,347             1,411
   6.000%, 11/1/38                                         675               713
   5.500%, 12/1/38                                         792               829
   4.000%, 1/1/39                                          336               333
   5.000%, 1/1/39                                          353               365
   6.000%, 1/1/39                                          327               345
   4.500%, 3/1/39                                        1,056             1,071
   5.000%, 3/1/39                                          379               392
   6.000%, 3/1/39                                          260               275
   4.500%, 4/1/39                                        1,186             1,203
   4.500%, 4/1/39                                          246               249
   4.000%, 5/1/39                                          594               589
   4.500%, 5/1/39                                        1,190             1,206
GNMA
   6.500%, 11/15/23                                         71                75
   6.500%, 12/15/23                                         13                14
   6.500%, 2/15/24                                         108               116
   6.500%, 6/15/28                                         130               141
   6.500%, 7/15/31                                          87                94
   6.500%, 11/15/31                                         88                95
   6.500%, 2/15/32                                          55                59
   6.500%, 4/15/32                                          83                89
                                                                 ---------------
                                                                          18,289
                                                                 ---------------
NON-AGENCY--8.4%
Banc of America Funding Corp. 05-8,
   1A1 5.500%, 1/25/36                                     483               442

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NON-AGENCY--(CONTINUED)
Bear Stearns Adjustable Rate
   Mortgage Trust 05-12, 13A1
   5.449%, 2/25/36 (3)                         $           510   $           349
Bear Stearns Commercial Mortgage
   Securities
   06-PW12, A4 5.719%, 9/11/38(3)                          940               913
   07-PW18, AM 6.084%, 6/1/50(3)                           550               375
Citigroup Mortgage Loan Trust, Inc.
   05-5, 2A3 5.000%, 8/25/35                               384               326
Citigroup/Deutsche Bank Commercial
   Mortgage Trust 06-CD2, A4 5.363%,
   1/15/46 (3)                                           1,190             1,108
Credit Suisse Mortgage Capital
   Certificates 06-C1, A4 5.548%,
   2/15/39 (3)                                           1,710             1,615
Crown Castle Towers LLC 05-1A, AFX
   144A 4.643%, 6/15/35 (4)                                800               800
GE Capital Commercial Mortgage
   Corp. 03-C1, C 4.975%, 1/10/38 (3)                      175               166
GS Mortgage Securities Corp. II
   05-GG4, AJ 4.782%, 7/10/39                              800               561
   07-GG10, A4 5.805%, 8/10/45(3)                          460               380
JPMorgan Chase Commercial Mortgage
   Securities Corp. 07-LD12, A4
   5.882%, 2/15/51 (3)                                     425               361
Lehman Brothers - UBS Commercial
   Mortgage Trust
   06-C6, A4 5.372%, 9/15/39                               325               296
   07-C2, A2 5.303%, 2/15/40                             1,230             1,217
   07-C6, A2 5.845%, 7/15/40                               500               500
   07-C7, A3 5.866%, 9/15/45(3)                            700               618
Morgan Stanley Capital I
   06-T23, A4 5.810%, 8/12/41(3)                           790               775
   06-IQ12, A4 5.332%, 12/15/43                            525               470
SBA Commercial Mortgage Backed
   Securities Trust 06-1A, A 144A
   5.314%, 11/15/36 (4)                                    500               497
Timberstar Trust 06-1A, A 144A
   5.668%, 10/15/36 (4)                                    675               614
Wachovia Bank Commercial Mortgage
   Trust
   07-C30, A5 5.342%, 12/15/43                             285               217
   07-C33, A4 5.902%, 2/15/51(3)                           425               350
Wells Fargo Mortgage Backed
   Securities Trust
   04-EE, 2A3 3.299%, 12/25/34(3)                          345               255
   05-AR4, 2A2 4.514%, 4/25/35(3)                          133               128

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
NON-AGENCY--(CONTINUED)
   05-AR4, 2A1 4.514%, 4/25/35(3)              $           889   $           813
                                                                 ---------------
                                                                          14,146
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $33,092)                                                 32,435
                                                                 ---------------
ASSET-BACKED SECURITIES--1.0%
Bayview Financial Acquisition Trust
   06-A, 1A2 5.483%, 2/28/41 (3)                           325               279
Bosphorus Financial Services Ltd.
   144A 2.240%, 2/15/12 (3)(4)                             250               220
Capital One Auto Finance Trust
   07-B, A3A 5.030%, 4/15/12                               204               207
Dunkin Securitization 06-1, M1 144A
   8.285%, 6/20/31 (4)                                     305               250
GMAC Mortgage Corp. Loan Trust
   05-HE2, A3 4.622%, 11/25/35 (3)                          31                30
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3 5.777%, 8/25/36(3)                          470               217
   06-CW2, AF4 6.080%, 8/25/36(3)                          530               193
Residential Funding Mortgage
   Securities II, Inc.
   06-HSA1, A3 5.230%, 2/25/36 (3)                       1,000               318
Wachovia Auto Loan Owner Trust
   06-2A, A3 144A 5.230%, 8/22/11 (4)                       11                11
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,128)                                                   1,725
                                                                 ---------------
CORPORATE BONDS--16.9%
CONSUMER DISCRETIONARY--1.4%
Arcos Dorados B.V. 144A 7.500%,
   10/1/19 (4)                                             125               124
AutoZone, Inc. 5.750%, 1/15/15                             150               160
Best Buy Co., Inc. 6.750%, 7/15/13                         140               150
Brunswick Corp. 11.750%, 8/15/13                           145               151
Daimler Finance North America LLC
   6.500%, 11/15/13                                        130               140
DIRECTV Holdings LLC/DIRECTV
   Financing Co., Inc. 6.375%,
   6/15/15                                                 160               163
Harrah's Operating Co., Inc. 144A
   11.250%, 6/1/17 (4)                                     125               127
Hasbro, Inc. 6.300%, 9/15/17                               200               210
International Game Technology
   7.500%, 6/15/19                                         150               166
QVC, Inc. 144A 7.500%, 10/1/19 (4)                         150               151
Royal Caribbean Cruises Ltd.
   7.250%, 6/15/16                                         285               265

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Seneca Gaming Corp. Series B
   7.250%, 5/1/12                              $           225   $           209
Staples, Inc. 9.750%, 1/15/14                               40                48
Time Warner Cable, Inc. 5.850%,
   5/1/17                                                  130               137
Videotron Ltee 6.375%, 12/15/15                            175               168
                                                                 ---------------
                                                                           2,369
                                                                 ---------------
CONSUMER STAPLES--0.6%
BAT International Finance plc 144A
   9.500%, 11/15/18 (4)                                     50                65
Reynolds American, Inc. 7.300%,
   7/15/15                                                 600               626
Tate & Lyle International Finance
   plc 144A 6.625%, 6/15/16 (4)                            275               278
                                                                 ---------------
                                                                             969
                                                                 ---------------
ENERGY--1.3%
Buckeye Partners LP 6.050%, 1/15/18                         50                52
Cenovus Energy, Inc. 144A 5.700%,
   10/15/19 (4)                                             45                46
Denbury Resources, Inc. 7.500%,
   12/15/15                                                185               185
Enterprise Products Operating LLC
   5.250%, 1/31/20                                         175               175
Helix Energy Solutions Group, Inc.
   144A 9.500%, 1/15/16 (4)                                 50                50
Kinder Morgan Finance Co. 5.700%,
   1/5/16                                                  225               216
Nexen, Inc. 6.200%, 7/30/19                                100               104
NGPL PipeCo. LLC 144A 6.514%,
   12/15/12 (4)                                            250               274
PetroHawk Energy Corp. 144A
   10.500%, 8/1/14 (4)                                     100               108
Petropower I Funding Trust 144A
   7.360%, 2/15/14 (4)                                     297               296
Questar Market Resources, Inc.
   6.800%, 3/1/20                                          100               103
SEACOR Holdings, Inc. 7.375%,
   10/1/19                                                 150               151
Swift Energy Co. 7.125%, 6/1/17                            175               153
TEPPCO Partners LP 7.625%, 2/15/12                         130               144
Weatherford International Ltd.
   9.625%, 3/1/19                                           45                56
                                                                 ---------------
                                                                           2,113
                                                                 ---------------
FINANCIALS--7.1%
American Express Credit Corp.
   Series C, 7.300%, 8/20/13                               200               222
Assurant, Inc. 5.625%, 2/15/14                             250               257
AvalonBay Communities, Inc. 6.100%,
   3/15/20                                                 125               129
Bank of America Corp. 5.650%, 5/1/18                       400               395
Bank of New York / Mellon Corp.
   (The) 4.950%, 11/1/12                                   180               195
Barclays Bank plc 5.200%, 7/10/14                          140               148

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Bear Stearns Cos., Inc. LLC (The)
   7.250%, 2/1/18                              $           250   $           286
Blackstone Holdings Finance Co. LLC
   144A 6.625%, 8/15/19 (4)                                135               137
Brandywine Operating Partnership LP
   7.500%, 5/15/15                                         125               125
Citigroup, Inc.
   5.000%, 9/15/14                                          40                38
   4.875%, 5/7/15                                          195               182
Credit Suisse New York 5.000%,
   5/15/13                                                 260               275
Deutsche Bank Financial LLC 5.375%,
   3/2/15                                                  131               133
Export-Import Bank of Korea 5.875%,
   1/14/15                                                 100               105
Ford Motor Credit Co. LLC
   8.625%, 11/1/10                                         180               182
   9.875%, 8/10/11                                         238               242
   7.800%, 6/1/12                                          200               193
General Electric Capital Corp.
   5.375%, 10/20/16                                        700               709
GMAC LLC 144A 6.875%, 8/28/12 (4)                          316               294
GMAC, Inc.
   144A 6.875%, 9/15/11(4)                                  24                23
   144A 6.750%, 12/1/14(4)                                  49                42
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                         165               171
   6.150%, 4/1/18                                          175               184
HBOS plc 144A 5.375%, 11/29/49
   (3)(4)                                                1,000               640
HRPT Properties Trust 5.750%,
   11/1/15                                                 275               253
JPMorgan Chase & Co.
   5.250%, 5/1/15                                          250               254
   Series 1, 7.900%, 12/31/49(3)                            89                86
KeyBank N.A. 4.950%, 9/15/15                               170               156
Kimco Realty Corp. 6.875%, 10/1/19                         150               153
Korea Development Bank 5.300%,
   1/17/13                                                 137               142
Merrill Lynch & Co., Inc. 6.110%,
   1/29/37                                                 270               257
National Capital Trust II 144A
   5.486%, 12/29/49 (3)(4)                                 950               686
Petroplus Finance Ltd. 144A 6.750%,
   5/1/14 (4)                                              150               141
PNC Funding Corp. 5.400%, 6/10/14                          208               224
Prologis
   7.625%, 8/15/14                                         150               153
   6.625%, 5/15/18                                         120               111
Prudential Financial, Inc. 4.750%,
   9/17/15                                                 150               149
Realty Income Corp. 6.750%, 8/15/19                        110               107
SLM Corp. 0.000%, 2/1/10(3)                              1,950             1,894
SunTrust Banks, Inc. 5.250%, 11/5/12                       150               155

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
UFJ Finance AEC 6.750%, 7/15/13                $           275   $           306
Unum Group 7.125%, 9/30/16                                  36                36
Wachovia Corp. 4.875%, 2/15/14                             355               362
Westfield Capital Corp. Ltd./
   Westfield Finance Authority 144A
   5.125%, 11/15/14 (4)                                    355               346
Zions Bancorp. 5.650%, 5/15/14                           1,000               768
                                                                 ---------------
                                                                          12,046
                                                                 ---------------
HEALTH CARE--0.2%
Quest Diagnostics, Inc. 6.400%,
   7/1/17                                                  280               304
                                                                 ---------------
INDUSTRIALS--2.8%
American Airlines, Inc. 01-1,
   6.977%, 5/23/21                                         382               306
Continental Airlines, Inc. 98-1A,
   6.648%, 9/15/17                                         345               324
Equifax, Inc. 6.300%, 7/1/17                               240               239
Hutchison Whampoa International
   09/19 Ltd. 144A 5.750%, 9/11/19
   (4)                                                     115               116
ITW Cupids Financing Trust I 144A
   6.550%, 12/31/11 (4)                                  2,000             2,003
Owens Corning, Inc. 6.500%, 12/1/16                         60                59
Pitney Bowes, Inc. 4.750%, 5/15/18                         375               381
Republic Services, Inc. 144A
   5.500%, 9/15/19 (4)                                     100               103
Rockwell Collins, Inc. 4.750%,
   12/1/13                                               1,000             1,053
United Rentals North America, Inc.
   6.500%, 2/15/12                                         175               176
USG Corp. 144A 9.750%, 8/1/14 (4)                           21                22
                                                                 ---------------
                                                                           4,782
                                                                 ---------------
INFORMATION TECHNOLOGY--0.6%
Agilent Technologies, Inc. 5.500%,
   9/14/15                                                  75                77
Broadridge Financial Solutions,
   Inc. 6.125%, 6/1/17                                     250               215
Intuit, Inc. 5.750%, 3/15/17                                71                74
Jabil Circuit, Inc. 8.250%, 3/15/18                        170               174
Tyco Electronic Group SA 6.000%,
   10/1/12                                                 100               106
Xerox Corp. 6.750%, 2/1/17                                 325               344
                                                                 ---------------
                                                                             990
                                                                 ---------------
MATERIALS--1.3%
Agrium, Inc. 6.750%, 1/15/19                               180               195
Airgas, Inc. 4.500%, 9/15/14                                38                39
ArcelorMittal 6.125%, 6/1/18                               180               177
Bemis Co., Inc. 6.800%, 8/1/19                              40                45
Catalyst Paper Corp. 7.375%, 3/1/14                        180                96

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
MATERIALS--(CONTINUED)
Celulosa Arauco y Constitucion S.A.
   144A 7.250%, 7/29/19 (4)                    $           150   $           165
Commercial Metals Co. 7.350%,
   8/15/18                                                 170               179
CRH America, Inc.
   6.000%, 9/30/16                                         255               261
   8.125%, 7/15/18                                         150               169
Dow Chemical Co. (The) 8.550%,
   5/15/19                                                 150               169
Holcim U.S. Finance SARL & Cie
   S.C.S 144A 6.000%, 12/30/19 (4)                         150               152
Nova Chemicals Corp. 4.538%,
   11/15/13(3)                                             195               173
Vale Overseas Ltd. 5.625%, 9/15/19                         150               153
Verso Paper Holdings LLC / Verso
   Paper, Inc. Series B, 4.233%,
   8/1/14 (3)                                               93                58
Xstrata Canada Corp. 5.500%, 6/15/17                       260               240
                                                                 ---------------
                                                                           2,271
                                                                 ---------------
TELECOMMUNICATION SERVICES--0.6%
Axtel SAB de C.V. 144A 9.000%,
   9/22/19 (4)                                              38                39
Cincinnati Bell, Inc. 8.250%,
   10/15/17                                                 60                59
Frontier Communications Corp.
   8.125%, 10/1/18                                          75                76
OJSC Vimpel Communications 144A
   (VIP Finance Ireland Ltd.)
   9.125%, 4/30/18 (4)                                     125               131
Qwest Corp.
   7.875%, 9/1/11                                          125               129
   6.500%, 6/1/17                                          143               134
Telecom Italia Capital S.A. 5.250%,
   10/1/15                                                 200               207
Virgin Media Finance plc Series 1,
   9.500%, 8/15/16                                         100               106
Windstream Corp. 144A 7.875%,
   11/1/17 (4)                                              90                90
                                                                 ---------------
                                                                             971
                                                                 ---------------
UTILITIES--1.0%
Allegheny Energy Supply Co. LLC
   144A 8.250%, 4/15/12 (4)                                110               121
AmeriGas Partners LP 7.250%, 5/20/15                       500               490
Centrais Eletricas Brasileiras SA
   144A 6.875%, 7/30/19 (4)                                100               108
Great River Energy 144A 5.829%,
   7/1/17 (4)                                              114               120
Korea Electric Power Corp. 144A
   5.500%, 7/21/14 (4)                                     100               105
Midwest Generation LLC Series B
   8.560%, 1/2/16                                           92                93
Northeast Utilities 5.650%, 6/1/13                         200               207

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE           VALUE
                                               ---------------   ---------------
UTILITIES--(CONTINUED)
United Energy Distribution Holdings
   Property Ltd. 144A 5.450%,
   4/15/16 (4)                                    $        500   $           500
                                                                 ---------------
                                                                           1,744
                                                                 ---------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $28,973)                                                 28,559
                                                                 ---------------
LOAN AGREEMENTS--0.1%
CONSUMER DISCRETIONARY--0.0%
Lamar Media Corp. Tranche F,
   5.500%, 3/31/14                                          40                40
                                                                 ---------------
UTILITIES--0.1%
Texas Competitive Electric Holdings
   Co. LLC Tranche B-2, 3.793%,
   10/10/14                                                 72                57
                                                                 ---------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $111)                                                        97
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
Preferred Blocker, Inc. (GMAC) Pfd.
   144A 7.000%(4)                                           84                49
                                                                 ---------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $27)                                                         49
                                                                 ---------------
COMMON STOCKS--56.8%
CONSUMER DISCRETIONARY--4.2%
McDonald's Corp.                                        40,000             2,283
NIKE, Inc. Class B                                      41,600             2,691
Under Armour, Inc. Class A(2)                           78,000             2,171
                                                                 ---------------
                                                                           7,145
                                                                 ---------------
CONSUMER STAPLES--6.4%
Altria Group, Inc.                                      113,500            2,021
Bunge Ltd.                                               34,300            2,148
Costco Wholesale Corp.                                   39,000            2,202
PepsiCo, Inc.                                            35,000            2,053
Philip Morris International, Inc.                        50,000            2,437
                                                                 ---------------
                                                                          10,861
                                                                 ---------------
ENERGY--7.5%
ConocoPhillips                                           49,900            2,253
Halliburton Co.                                          88,000            2,386
Massey Energy Co.                                        48,000            1,339

                                                    SHARES            VALUE
                                               ---------------   ---------------
ENERGY--(CONTINUED)
Occidental Petroleum Corp.                              32,000   $         2,509
Petroleo Brasileiro SA ADR                              49,000             2,249
Valero Energy Corp.                                    105,000             2,036
                                                                 ---------------
                                                                          12,772
                                                                 ---------------
FINANCIALS--4.2%
Allstate Corp. (The)                                    46,000             1,409
Goldman Sachs Group, Inc. (The)                         12,000             2,212
Hudson City Bancorp, Inc.                              159,200             2,093
Reinsurance Group of America, Inc.                      31,000             1,383
                                                                 ---------------
                                                                           7,097
                                                                 ---------------
HEALTH CARE--7.6%
Biogen Idec, Inc.(2)                                    44,000             2,223
Gilead Sciences, Inc.(2)                                47,000             2,189
Johnson & Johnson                                       37,700             2,296
Merck & Co., Inc.                                       52,000             1,645
Shire plc ADR                                            4,950               259
St. Jude Medical, Inc.(2)                               52,000             2,028
UnitedHealth Group, Inc.                                87,100             2,181
                                                                 ---------------
                                                                          12,821
                                                                 ---------------
INDUSTRIALS--7.6%
Boeing Co. (The)                                        44,000             2,383
Caterpillar, Inc.                                       25,000             1,283
Continental Airlines, Inc. Class
   B(2)                                                132,000             2,170
Foster Wheeler AG(2)                                    79,000             2,521
L-3 Communications Holdings, Inc.                       30,100             2,418
Union Pacific Corp.                                     35,000             2,042
                                                                 ---------------
                                                                          12,817
                                                                 ---------------
INFORMATION TECHNOLOGY--8.0%
Cisco Systems, Inc.(2)                                  99,000             2,331
Corning, Inc.                                          133,000             2,036
Hewlett-Packard Co.                                     48,000             2,266
International Business Machines
   Corp.                                                20,000             2,392
Microsoft Corp.                                         88,000             2,278
Research In Motion Ltd.(2)                              33,000             2,229
                                                                 ---------------
                                                                          13,532
                                                                 ---------------
MATERIALS--4.7%
Alcoa, Inc.                                            103,000             1,351
Freeport-McMoRan Copper & Gold,
   Inc.(2)                                              35,000             2,401
Nucor Corp.                                             47,000             2,210

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
MATERIALS--(CONTINUED)
Potash Corp. of Saskatchewan, Inc.                      22,000   $         1,988
                                                                 ---------------
                                                                           7,950
                                                                 ---------------
TELECOMMUNICATION SERVICES--5.4%
AT&T, Inc.                                              84,000             2,269
Nokia OYJ Sponsored ADR                                161,600             2,363
QUALCOMM, Inc.                                          50,400             2,267
Verizon Communications, Inc.                            72,000             2,179
                                                                 ---------------
                                                                           9,078
                                                                 ---------------
UTILITIES--1.2%
Exelon Corp.                                            43,000             2,134
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $76,608)                                                 96,207
                                                                 ---------------
EXCHANGE TRADED FUNDS--2.0%
PowerShares Deutsche Bank
   Agriculture Fund(2)                                  77,900             1,983
ProShares Ultrashort S&P 500(R)                         36,000             1,456
                                                                 ---------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $3,576)                                                   3,439
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $150,448)                                               167,610
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield
   0.260%)                                           1,417,142             1,417
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,417)                                                   1,417
                                                                 ---------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $151,865)                                               169,027(1)
Other Assets and Liabilities--0.2%                                           257
                                                                 ---------------
NET ASSETS--100.0%                                               $       169,284
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

ADR     American Depositary Receipt.
FGIC    Financial Guaranty Insurance Company
FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA    Federal National Mortgage Association ("Fannie Mae").
FSA     Financial Security Assurance, Inc.
GNMA    Government National Mortgage Association ("Ginnie Mae")
NATL    National Public Finance Guarantee Corp.
SBA     Small Business Administration

COUNTRY WEIGHTINGS as of 9/30/09 +

United States     90%
Canada             3
Switzerland        2
Australia          1
Brazil             1
Finland            1
United Kingdom     1
Other              1
                 ---
Total            100%

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                    TOTAL VALUE                 LEVEL 2        LEVEL 3
                                         AT         LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                   SEPTEMBER 30,    QUOTED     OBSERVABLE   UNOBSERVABLE
                                        2009        PRICES       INPUTS        INPUTS
                                   -------------   --------   -----------   ------------
Debt Securities:
   Asset-Backed Securities            $  1,725     $     --     $ 1,725        $   --
   Corporate Debt                       28,656           --      28,240           416
   Foreign Government Securities           107           --         107            --
   Mortgage-Backed Securities           32,435           --      31,821           614
   Municipal Securities                  4,479           --       4,479            --
   U.S. Government Securities              513           --         513            --
Equity Securities:
   Common Stocks                        96,207       96,207          --            --
   Exchange Traded Funds                 3,439        3,439          --            --
   Preferred Stock                          49           49          --            --
   Short-Term Investments                1,417        1,417          --            --
Total Investments                     $169,027     $101,112     $66,885        $1,030

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                                         Mortgage-
                                                            Corporate     Backed
INVESTMENTS IN SECURITIES                           TOTAL      Debt     Securities
-------------------------                          ------   ---------   ----------
BALANCE AS OF DECEMBER 31, 2008:                   $1,205     $ 681       $ 524
Accrued Discount/(Premium)                             (1)        1          (2)
Realized Gain (Loss)                                 (188)       (4)       (184)
Change in Unrealized Appreciation (Depreciation)      464       105         359
Net Purchases/(Sales)                                (450)     (367)        (83)
Transfers In and/or Out of Level 3 (1)                 --        --          --
                                                   ------     -----       -----
BALANCE AS OF SEPTEMBER 30, 2009                   $1,030     $ 416       $ 614
                                                   ======     =====       =====

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
PREFERRED STOCK--4.3%
INFORMATION TECHNOLOGY--4.3%
Samsung Electronics Co., Ltd. Pfd. 1.620%               42,900   $        17,950
                                                                 ---------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $13,315)                                                 17,950
                                                                 ---------------
COMMON STOCKS--95.1%
CONSUMER DISCRETIONARY--2.9%
adidas AG                                              231,300            12,243
                                                                 ---------------
CONSUMER STAPLES--7.3%
British American Tobacco plc                           382,800            12,009
Metro AG                                                89,800             5,079
Morrison (WM.) Supermarkets plc                      1,274,000             5,646
Nestle S.A. Registered Shares                          176,750             7,532
                                                                 ---------------
                                                                          30,266
                                                                 ---------------
ENERGY--13.9%
ENI S.p.A.                                             624,200            15,601
PetroChina Co. Ltd. Class H                          5,478,000             6,192
Petroleo Brasileiro SA Sponsored ADR                   411,300            16,168
Royal Dutch Shell plc Class B                          120,800             3,352
Tenaris S.A. ADR                                       470,300            16,752
                                                                 ---------------
                                                                          58,065
                                                                 ---------------
FINANCIALS--27.8%
Bank of Yokohama Ltd. (The)                            685,000             3,358
City Developments Ltd.                               1,527,000            11,187
Daito Trust Construction Co. Ltd.                      163,900             7,157
Intesa Sanpaolo S.p.A.(2)                            2,513,900            11,119
Mapfre SA                                            2,634,372            11,785
Nordea Bank AB                                       1,173,700            11,819
Oversea-Chinese Banking Corp. Ltd.                   1,453,431             8,099
QBE Insurance Group Ltd.                               577,400            12,256
Standard Chartered plc                                 521,400            12,849
Swire Pacific Ltd. Class B                           4,650,000            10,140
Zurich Financial Services AG Registered
   Shares                                               68,400            16,270
                                                                 ---------------
                                                                         116,039
                                                                 ---------------
HEALTH CARE--6.4%
AstraZeneca plc                                        154,800             6,937
Roche Holding AG Registered Shares                      63,000            10,183
Takeda Pharmaceutical Co., Ltd.                        233,500             9,728
                                                                 ---------------
                                                                          26,848
                                                                 ---------------

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--12.4%
Deutsche Post AG Registered Shares                     264,500   $         4,954
FANUC Ltd.                                              91,400             8,197
Grupo Aeroportuario del Sureste S.A. de
   C.V. ADR                                            227,300             9,697
Koninklijke Philips Electronics N.V.                   434,300            10,575
Schneider Electric SA                                  112,191            11,371
Weir Group plc (The)                                   640,200             6,932
                                                                 ---------------
                                                                          51,726
                                                                 ---------------
INFORMATION TECHNOLOGY--7.8%
Canon, Inc.                                            259,850            10,508
Taiwan Semiconductor Manufacturing
   Co. Ltd., Sponsored ADR                           1,307,265            14,328
Telefonaktiebolaget LM Ericsson
  Class B                                              788,000             7,912
                                                                 ---------------
                                                                          32,748
                                                                 ---------------
MATERIALS--5.4%
Rio Tinto plc                                          339,312            14,471
Shin-Etsu Chemical Co. Ltd.                            127,500             7,840
                                                                 ---------------
                                                                          22,311
                                                                 ---------------
TELECOMMUNICATION SERVICES--6.3%
Belgacom SA                                            156,700             6,104
China Mobile Ltd.                                      575,500             5,614
Vodafone Group plc                                   6,573,300            14,728
                                                                 ---------------
                                                                          26,446
                                                                 ---------------
UTILITIES--4.9%
Centrica plc                                         1,397,600             5,620
E.ON AG                                                344,400            14,605
                                                                 ---------------
                                                                          20,225
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $331,018)                                               396,917
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $344,333)                                               414,867
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield
   0.260%)                                           1,802,042             1,802
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,802)                                                   1,802
                                                                 ---------------

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $346,135)                                               416,669(1)
Other assets and liabilities, net--0.2%                                      875
                                                                 ---------------
NET ASSETS--100.0%                                               $       417,544
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

ADR   American Depositary Receipt.

COUNTRY WEIGHTINGS as of 9/30/09 +

United Kingdom    19%
Japan             11
Germany            9
United States      8
Italy              6
Singapore          5
Sweden             5
Other             37
                 ---
Total            100%

+    % of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                             TOTAL VALUE
                                  AT          LEVEL 1
                             SEPTEMBER 30,    QUOTED
                                 2009         PRICES
                            --------------   --------
Equity Securities:
   Common Stocks                $396,917     $396,917
   Preferred Stock                17,950       17,950
   Short-Term Investments          1,802        1,802
Total Investment                $416,669     $416,669

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               PHOENIX DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.1%
REAL ESTATE INVESTMENT TRUSTS--98.1%
DIVERSIFIED--6.4%
Vornado Realty Trust                                   106,486   $         6,859
                                                                 ---------------
HEALTH CARE--13.1%
HCP, Inc.                                              145,129             4,171
Health Care REIT, Inc.                                  94,307             3,925
Nationwide Health Properties, Inc.                      76,425             2,368
Ventas, Inc.                                            90,821             3,497
                                                                 ---------------
                                                                          13,961
                                                                 ---------------
INDUSTRIAL/OFFICE--22.6%
INDUSTRIAL--5.1%
AMB Property Corp.                                      89,383             2,051
Eastgroup Properties, Inc.                              10,984               420
ProLogis                                               251,173             2,994
                                                                 ---------------
                                                                           5,465
                                                                 ---------------
MIXED--3.2%
Duke Realty Corp.                                      117,030             1,405
Liberty Property Trust                                  61,964             2,016
                                                                 ---------------
                                                                           3,421
                                                                 ---------------
OFFICE--14.3%
Alexandria Real Estate Equities, Inc.                   36,228             1,969
BioMed Realty Trust, Inc.                               69,011               952
Boston Properties, Inc.                                 68,524             4,492
Corporate Office Properties Trust                       34,743             1,281
Douglas Emmett, Inc.                                    29,469               362
Highwoods Properties, Inc.                              51,122             1,608
Mack-Cali Realty Corp.                                  58,595             1,894
SL Green Realty Corp.                                   59,421             2,606
                                                                 ---------------
                                                                          15,164
                                                                 ---------------
                                                                          24,050
                                                                 ---------------
LODGING/RESORTS--4.4%
Host Hotels & Resorts, Inc.                            284,268             3,346
LaSalle Hotel Properties                                46,061               905
Sunstone Hotel Investors, Inc.                          54,355               386
                                                                 ---------------
                                                                           4,637
                                                                 ---------------
RESIDENTIAL--15.2%
APARTMENTS--14.8%
American Campus Communities, Inc.                       20,953               563

                                                    SHARES            VALUE
                                               ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
Apartment Investment & Management Co.
   Class A                                              69,551   $         1,026
AvalonBay Communities, Inc.                             40,853             2,971
BRE Properties, Inc.                                    28,195               882
Equity Residential                                     163,939             5,033
Essex Property Trust, Inc.                              16,046             1,277
Home Properties, Inc.                                   30,082             1,296
UDR, Inc.                                              173,189             2,726
                                                                 ---------------
                                                                          15,774
                                                                 ---------------
MANUFACTURED HOMES--0.4%
Equity Lifestyle Properties, Inc.                        9,529               408
                                                                 ---------------
                                                                          16,182
                                                                 ---------------
RETAIL--22.7%
FREE STANDING--0.4%
National Retail Properties, Inc.                        22,682               487
                                                                 ---------------
REGIONAL MALLS--14.4%
CBL & Associates Properties, Inc.                      129,916             1,260
Macerich Co. (The)                                      70,514             2,139
Simon Property Group, Inc.                             159,013            11,040
Taubman Centers, Inc.                                   23,778               858
                                                                 ---------------
                                                                          15,297
                                                                 ---------------
SHOPPING CENTERS--7.9%
Federal Realty Investments Trust                        32,744             2,010
Kimco Realty Corp.                                     286,439             3,735
Regency Centers Corp.                                   22,496               834
Tanger Factory Outlet Centers, Inc.                     48,323             1,804
                                                                 ---------------
                                                                           8,383
                                                                 ---------------
                                                                          24,167
                                                                 ---------------
SELF STORAGE--6.3%
Extra Space Storage, Inc.                              130,305             1,375
Public Storage                                          67,887             5,108
U-Store-It Trust                                        35,090               219
                                                                 ---------------
                                                                           6,702
                                                                 ---------------
SPECIALTY--7.4%
Digital Realty Trust, Inc.                             109,549             5,007
Entertainment Properties Trust                          28,666               979
Plum Creek Timber Co., Inc.                             59,842             1,834
                                                                 ---------------
                                                                           7,820
                                                                 ---------------

               PHOENIX DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $81,784)                                                104,378
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $81,784)                                                104,378
                                                                 ---------------
SHORT TERM INVESTMENTS--2.6%
MONEY MARKET MUTUAL FUNDS--2.6%
State Street Institutional Liquid
   Reserves Fund - Institutional Shares
   (seven-day effective yield 0.260%)                2,797,219   $         2,797
                                                                 ---------------
TOTAL SHORT TERM INVESTMENTS
(IDENTIFIED COST $2,797)                                                   2,797
                                                                 ---------------
Total Investments--100.7%
(IDENTIFIED COST $84,581)                                                107,175(a)
Other assets and liabilities, net--(0.7)%                                   (736)
                                                                 ---------------
NET ASSETS--100.0%                                               $       106,439
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

REIT   Real Estate Investment Trust

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                               TOTAL VALUE AT
                                                SEPTEMBER 30,        LEVEL 1
                                                     2009         QUOTED PRICES
                                               ---------------   ---------------
Equity Securities:
   Real Estate Investment Trusts               $       104,378   $       104,378
   Short Term Investments                                2,797             2,797
Total Investments                                      107,175           107,175

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--97.6%
CONSUMER DISCRETIONARY--18.6%
Comcast Corp. Class A                                  113,299   $         1,913
Home Depot, Inc. (The)                                  15,700               418
Liberty Media Corp. - Entertainment(2)                  19,380               603
Lowe's Cos., Inc.                                       17,800               373
Macy's, Inc.                                            25,036               458
News Corp. Class B                                      54,600               764
Penney (J.C.) Co., Inc.                                 12,500               422
Target Corp.                                             4,200               196
Time Warner Cable, Inc.                                 12,485               538
Time Warner, Inc.                                       35,233             1,014
Viacom, Inc. Class B(2)                                 76,100             2,134
                                                                 ---------------
                                                                           8,833
                                                                 ---------------
CONSUMER STAPLES--12.8%
Altria Group, Inc.                                      19,600               349
Cadbury plc Sponsored ADR                               11,036               565
Coca-Cola Co. (The)                                     13,400               720
CVS Caremark Corp.                                      16,500               590
Dr Pepper Snapple Group, Inc.(2)                        11,252               323
Kraft Foods, Inc. Class A                               36,324               954
Philip Morris International, Inc.                       10,100               492
Procter & Gamble Co. (The)                               3,100               180
Unilever N.V. - NY Registered Shares                    30,200               872
Wal-Mart Stores, Inc.                                   20,500             1,006
                                                                 ---------------
                                                                           6,051
                                                                 ---------------
ENERGY--5.8%
BP plc Sponsored ADR                                     6,100               325
Chevron Corp.                                            9,800               690
ConocoPhillips                                           7,500               339
Halliburton Co.                                         25,100               681
Royal Dutch Shell plc ADR Class A                        6,100               349
Total SA Sponsored ADR                                   6,100               361
                                                                 ---------------
                                                                           2,745
                                                                 ---------------
FINANCIALS--20.8%
AFLAC, Inc.                                              4,700               201
Bank of America Corp.                                   44,002               744
Bank of New York Mellon Corp. (The)                     32,345               938
Berkshire Hathaway, Inc. Class B(2)                        110               366
Chubb Corp. (The)                                       47,500             2,394
Goldman Sachs Group, Inc. (The)                          2,000               369
JPMorgan Chase & Co.                                    33,500             1,468

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
MetLife, Inc.                                           15,800   $           601
PNC Financial Services Group, Inc.                      10,500               510
Torchmark Corp.                                          8,800               382
Travelers Cos., Inc. (The)                              23,300             1,147
U.S. Bancorp                                            13,500               295
Wells Fargo & Co.                                       15,100               426
                                                                 ---------------
                                                                           9,841
                                                                 ---------------
HEALTH CARE--15.0%
Abbott Laboratories                                      6,400               317
Boston Scientific Corp.(2)                              52,000               551
Bristol-Myers Squibb Co.                                48,300             1,088
Cardinal Health, Inc.                                   24,400               654
Eli Lilly & Co.                                         14,600               482
GlaxoSmithKline plc Sponsored ADR                        5,400               213
Pfizer, Inc.                                            55,800               923
Roche Holding AG Sponsored ADR                           8,400               341
Schering-Plough Corp.                                   44,500             1,257
UnitedHealth Group, Inc.                                 9,300               233
WellPoint, Inc.(2)                                       5,800               275
Wyeth                                                   15,400               748
                                                                 ---------------
                                                                           7,082
                                                                 ---------------
INDUSTRIALS--2.6%
Emerson Electric Co.                                     6,300               252
General Electric Co.                                    37,000               608
Honeywell International, Inc.                            5,100               189
Ingersoll-Rand plc                                       5,900               181
                                                                 ---------------
                                                                           1,230
                                                                 ---------------
INFORMATION TECHNOLOGY--12.9%
Accenture plc Class A                                    6,200               231
Cisco Systems, Inc.(2)                                  27,600               650
Cognex Corp.                                             6,300               103
Dell, Inc.(2)                                           65,063               993
eBay, Inc.(2)                                           64,100             1,513
Hewlett-Packard Co.                                     12,000               566
Intel Corp.                                             31,400               614
International Business Machines Corp.                    3,700               443
KLA-Tencor Corp.                                        13,400               481
Microsoft Corp.                                          6,100               158
Western Union Co. (The)                                  7,700               146
Yahoo!, Inc.(2)                                         12,400               221
                                                                 ---------------
                                                                           6,119
                                                                 ---------------

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)


                                                    SHARES            VALUE
                                               ---------------   ---------------
MATERIALS--5.4%
Alcoa, Inc.                                             48,200   $           632
Du Pont (E.I.) de Nemours & Co.                         13,699               440
International Paper Co.                                 67,089             1,492
                                                                 ---------------
                                                                           2,564
                                                                 ---------------
TELECOMMUNICATION SERVICES--3.7%
AT&T, Inc.                                              26,000               702
Verizon Communications, Inc.                            35,500             1,075
                                                                 ---------------
                                                                           1,777
                                                                 ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $45,309)                                                 46,242
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $45,309)                                                 46,242
                                                                 ---------------
SHORT-TERM INVESTMENTS--2.6%
MONEY MARKET MUTUAL FUNDS--2.6%
State Street Institutional Liquid
   Reserves Fund - Institutional Shares
   (seven-day effective yield 0.260%)                1,230,074             1,230
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,230)                                                   1,230
                                                                 ---------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $46,539)                                                 47,472(1)
Other assets and liabilities, net--(0.2)%                                   (114)
                                                                 ---------------
NET ASSETS--100.0%                                               $        47,358
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

ADR   American Depositary Receipt.
DR    Depository Receipt

COUNTRY WEIGHTINGS as of 9/30/09 +

United States     92%
United Kingdom     3
Netherlands        2
Switzerland        2
France             1
                 ---
Total            100

+%   of total investments as of September 30, 2009

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                               TOTAL VALUE AT
                                                SEPTEMBER 30,        LEVEL 1
                                                    2009          QUOTED PRICES
                                               ---------------   ---------------
Equity Securities:
   Common Stocks                                   $46,242           $46,242
   Short-Term Investments                            1,230             1,230
Total Investments                                  $47,472           $47,472

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.4%
CONSUMER DISCRETIONARY--9.2%
Abercrombie & Fitch Co. Class A                            708   $            23
Amazon.com, Inc.(2)                                      2,315               216
Apollo Group, Inc. Class A(2)                              953                70
AutoNation, Inc.(2)                                        878                16
AutoZone, Inc.(2)                                          239                35
Bed Bath & Beyond, Inc.(2)                               1,772                66
Best Buy Co., Inc.                                       2,418                91
Big Lots, Inc.(2)                                          668                17
Black & Decker Corp. (The)                                 489                23
Carnival Corp.                                           3,100               103
CBS Corp. Class B                                        4,113                50
Coach, Inc.                                              2,170                71
Comcast Corp. Class A                                   19,008               321
D.R. Horton, Inc.                                        2,241                26
Darden Restaurants, Inc.                                   739                25
DeVry, Inc.                                                443                24
DIRECTV Group, Inc. (The)(2)                             2,793                77
Eastman Kodak Co.                                        2,184                10
Expedia, Inc.(2)                                         1,683                40
Family Dollar Stores, Inc.                               1,137                30
Ford Motor Co.(2)                                       22,195               160
Fortune Brands, Inc.                                       900                39
GameStop Corp. Class A(2)                                1,332                35
Gannett Co., Inc.                                        1,856                23
Gap, Inc. (The)                                          3,136                67
Genuine Parts Co.                                          950                36
Goodyear Tire & Rubber Co. (The)(2)                      1,963                33
H&R Block, Inc.                                          2,089                38
Harley-Davidson, Inc.                                    1,322                30
Harman International Industries, Inc.                      476                16
Hasbro, Inc.                                             1,008                28
Home Depot, Inc. (The)                                  11,553               308
International Game Technology                            1,776                38
Interpublic Group of Cos., Inc. (The)(2)                 3,877                29
Johnson Controls, Inc.                                   4,193               107
KB Home                                                    612                10
Kohl's Corp.(2)                                          1,929               110
Leggett & Platt, Inc.                                    1,271                25
Lennar Corp. Class A                                     1,150                16
Limited Brands, Inc.                                     1,419                24
Lowe's Cos., Inc.                                       10,111               212
Macy's, Inc.                                             2,511                46

                                                    SHARES            VALUE
                                               ---------------   ---------------
CONSUMER DISCRETIONARY--(CONTINUED)
Marriott International, Inc. Class A                     1,910   $            53
Mattel, Inc.                                             2,196                41
McDonald's Corp.                                         7,483               427
McGraw-Hill Cos., Inc. (The)                             2,177                55
Meredith Corp.                                             294                 9
New York Times Co. (The) Class A                           948                 8
Newell Rubbermaid, Inc.                                  2,255                35
News Corp. Class A                                      14,661               176
NIKE, Inc. Class B                                       2,515               163
Nordstrom, Inc.                                          1,313                40
O'Reilly Automotive, Inc.(2)                             1,029                37
Office Depot, Inc.(2)                                    2,236                15
Omnicom Group, Inc.                                      2,153                80
Penney (J.C.) Co., Inc.                                  1,479                50
Polo Ralph Lauren Corp.                                    458                35
Pulte Homes, Inc.                                        1,739                19
RadioShack Corp.                                         1,018                17
Scripps Networks Interactive, Inc. Class A                 733                27
Sears Holdings Corp.(2)                                    453                30
Sherwin-Williams Co. (The)                                 586                35
Snap-On, Inc.                                              467                16
Stanley Works (The)                                        641                27
Staples, Inc.                                            5,053               117
Starbucks Corp.(2)                                       5,146               106
Starwood Hotels & Resorts Worldwide, Inc.                1,076                36
Target Corp.                                             5,208               243
Tiffany & Co.                                            1,001                39
Time Warner Cable, Inc.                                  2,325               100
Time Warner, Inc.                                        8,223               237
TJX Cos., Inc. (The)                                     2,976               111
VF Corp.                                                   521                38
Viacom, Inc. Class B(2)                                  4,322               121
Walt Disney Co. (The)                                   12,775               351
Washington Post Co. (The) Class B                           49                23
Whirlpool Corp.                                            401                28
Wyndham Worldwide Corp.                                  1,443                24
Wynn Resorts Ltd.(2)                                       501                35
Yum! Brands, Inc.                                        3,336               113
                                                                 ---------------
                                                                           5,881
                                                                 ---------------
CONSUMER STAPLES--11.3%
Altria Group, Inc.                                      13,987               249
Archer-Daniels-Midland Co.                               4,372               128
Avon Products, Inc.                                      2,967               101

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
CONSUMER STAPLES--(CONTINUED)
Brown-Forman Corp. Class B                                 621   $            30
Campbell Soup Co.                                        1,235                40
Clorox Co. (The)                                           930                55
Coca-Cola Co. (The)                                     15,531               834
Coca-Cola Enterprises, Inc.                              1,904                41
Colgate-Palmolive Co.                                    3,450               263
ConAgra Foods, Inc.                                      3,056                66
Constellation Brands, Inc. Class A(2)                    1,584                24
Costco Wholesale Corp.                                   2,828               160
CVS Caremark Corp.                                       9,921               355
Dean Foods Co.(2)                                        1,252                22
Dr. Pepper Snapple Group, Inc.(2)                        1,560                45
Estee Lauder Cos., Inc. (The) Class A                      943                35
General Mills, Inc.                                      2,096               135
H.J. Heinz Co.                                           1,948                77
Hershey Co. (The)                                        1,031                40
Hormel Foods Corp.                                         550                20
Kellogg Co.                                              1,810                89
Kimberly-Clark Corp.                                     2,910               172
Kraft Foods, Inc. Class A                                9,993               263
Kroger Co. (The)                                         4,638                96
Lorillard, Inc.                                          1,042                77
McCormick & Co., Inc.                                    1,070                36
Molson Coors Brewing Co. Class B                           962                47
Pepsi Bottling Group, Inc. (The)                           798                29
PepsiCo, Inc.                                           10,629               623
Philip Morris International, Inc.                       12,931               630
Procter & Gamble Co. (The)                              19,827             1,148
Reynolds American, Inc.                                  1,101                49
Safeway, Inc.                                            3,011                59
Sara Lee Corp.                                           4,523                50
Smucker (J.M.) Co. (The)                                   730                39
SUPERVALU, Inc.                                          1,723                26
SYSCO Corp.                                              3,840                95
Tyson Foods, Inc. Class A                                2,458                31
Wal-Mart Stores, Inc.                                   14,460               710
Walgreen Co.                                             6,516               244
Whole Foods Market, Inc.(2)                              1,142                35
                                                                 ---------------
                                                                           7,268
                                                                 ---------------
ENERGY--11.5%
Anadarko Petroleum Corp.                                 3,230               203
Apache Corp.                                             2,284               210
Baker Hughes, Inc.                                       2,187                93

                                                    SHARES            VALUE
                                               ---------------   ---------------
ENERGY--(CONTINUED)
BJ Services Co.                                          1,595   $            31
Cabot Oil & Gas Corp.                                      841                30
Cameron International Corp.(2)                           1,395                53
Chesapeake Energy Corp.                                  4,560               129
Chevron Corp.                                           13,475               949
ConocoPhillips                                           9,878               446
Consol Energy, Inc.                                      1,171                53
Denbury Resources, Inc.(2)                               1,537                23
Devon Energy Corp.                                       3,017               203
Diamond Offshore Drilling, Inc.                            399                38
El Paso Corp.                                            4,491                46
ENSCO International, Inc.                                  820                35
EOG Resources, Inc.                                      1,779               149
Exxon Mobil Corp.(10)                                   32,502             2,230
FMC Technologies, Inc.(2)                                  725                38
Halliburton Co.                                          5,861               159
Hess Corp.                                               1,914               102
Marathon Oil Corp.                                       4,592               146
Massey Energy Co.                                          693                19
Murphy Oil Corp.                                         1,349                78
Nabors Industries Ltd.(2)                                1,617                34
National Oilwell Varco, Inc.(2)                          2,679               116
Noble Energy, Inc.                                       1,221                80
Occidental Petroleum Corp.                               5,556               436
Peabody Energy Corp.                                     1,815                68
Pioneer Natural Resources Co.                              955                35
Range Resources Corp.                                    1,013                50
Rowan Cos., Inc.                                           919                21
Schlumberger Ltd.                                        7,986               476
Smith International, Inc.                                1,401                40
Southwestern Energy Co.(2)                               2,467               105
Spectra Energy Corp.                                     4,253                81
Sunoco, Inc.                                               951                27
Tesoro Corp.                                             1,126                17
Valero Energy Corp.                                      3,687                71
Williams Cos., Inc. (The)                                3,958                71
XTO Energy, Inc.                                         3,868               160
                                                                 ---------------
                                                                           7,351
                                                                 ---------------
FINANCIALS--15.0%
AFLAC, Inc.                                              2,972               127
Allstate Corp. (The)                                     3,811               117
American Express Co.                                     8,040               273
American International Group, Inc.(2)                    1,070                47

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Ameriprise Financial, Inc.                               1,762   $            64
AON Corp.                                                1,944                79
Apartment Investment & Management Co.
   Class A                                                 946                14
Assurant, Inc.                                             957                31
AvalonBay Communities, Inc.                                646                47
Bank of America Corp.                                   58,067               982
Bank of New York Mellon Corp. (The)                      8,074               234
BB&T Corp.                                               4,415               120
Boston Properties, Inc.                                    983                64
Capital One Financial Corp.                              3,065               110
CB Richard Ellis Group, Inc. Class A(2)                  1,814                21
Charles Schwab Corp. (The)                               6,070               116
Chubb Corp. (The)                                        2,367               119
Cincinnati Financial Corp.                               1,321                34
Citigroup, Inc.                                         86,640               419
CME Group, Inc.                                            470               145
Comerica, Inc.                                           1,224                36
Discover Financial Services                              3,904                63
E*TRADE Financial Corp.(2)                               4,578                 8
Equity Residential                                       1,740                53
Federated Investors, Inc. Class B                          721                19
Fifth Third Bancorp                                      4,944                50
First Horizon National Corp.(2)                          1,768                23
Franklin Resources, Inc.                                 1,051               106
Genworth Financial, Inc. Class A(2)                      3,741                45
Goldman Sachs Group, Inc. (The)                          3,417               630
Hartford Financial Services Group, Inc.
   (The)                                                 2,451                65
HCP, Inc.                                                2,056                59
Health Care REIT, Inc.                                     801                33
Host Hotels & Resorts, Inc.                              4,251                50
Hudson City Bancorp, Inc.                                3,338                44
Huntington Bancshares, Inc.                              2,978                14
IntercontinentalExchange, Inc.(2)                          479                47
Invesco Ltd.                                             2,614                60
Janus Capital Group, Inc.                                1,284                18
JPMorgan Chase & Co.                                    26,417             1,158
KeyCorp                                                  5,996                39
Kimco Realty Corp.                                       2,125                28
Legg Mason, Inc.                                         1,155                36
Leucadia National Corp.(2)                               1,440                36
Lincoln National Corp.                                   2,082                54
Loews Corp.                                              2,530                87
M&T Bank Corp.                                             628                39

                                                    SHARES            VALUE
                                               ---------------   ---------------
FINANCIALS--(CONTINUED)
Marsh & McLennan Cos., Inc.                              3,681   $            91
Marshall & Ilsley Corp.                                  2,118                17
MBIA, Inc.(2)                                            1,533                12
MetLife, Inc.                                            5,369               204
Moody's Corp.                                            1,178                24
Morgan Stanley                                           9,240               285
NASDAQ OMX Group, Inc. (The)(2)                          1,108                23
Northern Trust Corp.                                     1,625                95
NYSE Euronext, Inc.                                      1,706                49
People's United Financial, Inc.                          2,080                32
Plum Creek Timber Co., Inc.                                968                30
PNC Financial Services Group, Inc.                       3,160               154
Principal Financial Group, Inc.                          1,981                54
Progressive Corp. (The)(2)                               4,765                79
ProLogis                                                 2,483                30
Prudential Financial, Inc.                               3,137               157
Public Storage                                             862                65
Regions Financial Corp.                                  7,010                44
Simon Property Group, Inc.                               1,909               133
SLM Corp.(2)                                             2,460                21
State Street Corp.                                       3,431               180
SunTrust Banks, Inc.                                     3,185                72
T. Rowe Price Group, Inc.                                1,787                82
Torchmark Corp.                                            692                30
Travelers Cos., Inc. (The)                               3,784               186
U.S. Bancorp                                            12,885               282
Unum Group                                               2,003                43
Ventas, Inc.                                             1,168                45
Vornado Realty Trust                                       961                62
Wells Fargo & Co.                                       31,770               895
XL Capital Ltd. Class A                                  1,946                34
Zions Bancorp                                              938                17
                                                                 ---------------
                                                                           9,590
                                                                 ---------------
HEALTH CARE--12.9%
Abbott Laboratories                                     10,453               517
Aetna, Inc.                                              2,783                77
Allergan, Inc.                                           2,186               124
AmerisourceBergen Corp.                                  1,924                43
Amgen, Inc.(2)                                           6,753               407
Bard (C.R.), Inc.                                          653                51
Baxter International, Inc.                               4,148               236
Becton, Dickinson & Co.                                  1,679               117
Biogen Idec, Inc.(2)                                     1,958                99

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Boston Scientific Corp.(2)                               9,603   $           102
Bristol-Myers Squibb Co.                                13,093               295
Cardinal Health, Inc.                                    2,606                70
CareFusion Corp.(2)                                      1,303                28
Celgene Corp.(2)                                         3,192               178
Cephalon, Inc.(2)                                          557                32
CIGNA Corp.                                              1,735                49
Coventry Health Care, Inc.(2)                            1,212                24
DaVita, Inc.(2)                                            631                36
DENTSPLY International, Inc.                               813                28
Eli Lilly & Co.                                          6,634               219
Express Scripts, Inc.(2)                                 1,850               144
Forest Laboratories, Inc.(2)                             1,976                58
Genzyme Corp.(2)                                         1,823               103
Gilead Sciences, Inc.(2)                                 5,968               278
Hospira, Inc.(2)                                           997                44
Humana, Inc.(2)                                          1,000                37
IMS Health, Inc.                                         1,480                23
Intuitive Surgical, Inc.(2)                                240                63
Johnson & Johnson                                       18,716             1,140
King Pharmaceuticals, Inc.(2)                            2,005                22
Laboratory Corp. of America Holdings(2)                    708                47
Life Technologies Corp.(2)                               1,108                52
McKesson Corp.                                           1,771               105
Medco Health Solutions, Inc.(2)                          3,112               172
Medtronic, Inc.                                          7,307               269
Merck & Co., Inc.                                       14,043               444
Millipore Corp.(2)                                         449                32
Mylan, Inc.(2)                                           2,466                40
Patterson Cos., Inc.(2)                                    742                20
PerkinElmer, Inc.                                          961                19
Pfizer, Inc.                                            45,444               752
Quest Diagnostics, Inc.                                  1,177                61
Schering-Plough Corp.                                   11,090               313
St. Jude Medical, Inc.(2)                                2,157                84
Stryker Corp.                                            1,772                81
Tenet Healthcare Corp.(2)                                3,377                20
Thermo Fisher Scientific, Inc.(2)                        2,618               114
UnitedHealth Group, Inc.                                 7,734               194
Varian Medical Systems, Inc.(2)                            993                42
Waters Corp.(2)                                            577                32
Watson Pharmaceuticals, Inc.(2)                            851                31
WellPoint, Inc.(2)                                       3,124               148
Wyeth                                                    8,883               432

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE--(CONTINUED)
Zimmer Holdings, Inc.(2)                                 1,554   $            83
                                                                 ---------------
                                                                           8,231
                                                                 ---------------
INDUSTRIALS--10.0%
3M Co.                                                   4,631               342
Avery Dennison Corp.                                       865                31
Boeing Co. (The)                                         5,032               273
Burlington Northern Santa Fe Corp.                       1,788               143
Caterpillar, Inc.                                        4,222               217
Cintas Corp.                                             1,069                32
CSX Corp.                                                2,484               104
Cummins, Inc.                                            1,302                58
Danaher Corp.                                            1,841               124
Deere & Co.                                              2,794               120
Donnelley (R.R.) & Sons Co.                              1,668                35
Dover Corp.                                              1,182                46
Dun & Bradstreet Corp.                                     439                33
Eaton Corp.                                              1,106                63
Emerson Electric Co.                                     5,173               207
Equifax, Inc.                                            1,028                30
Expeditors International of Washington, Inc.             1,427                50
Fastenal Co.                                             1,054                41
FedEx Corp.                                              2,119               159
Flowserve Corp.                                            318                31
Fluor Corp.                                              1,212                62
General Dynamics Corp.                                   2,561               165
General Electric Co.                                    71,387             1,172
Goodrich Corp.                                             772                42
Grainger (W.W.), Inc.                                      376                34
Honeywell International, Inc.                            4,920               183
Illinois Tool Works, Inc.                                2,518               108
Iron Mountain, Inc.(2)                                     988                26
ITT Corp.                                                1,218                64
Jacobs Engineering Group, Inc.(2)                          717                33
L-3 Communications Holdings, Inc.                          825                66
Lockheed Martin Corp.                                    2,101               164
Masco Corp.                                              2,058                27
Monster Worldwide, Inc.(2)                               1,002                18
Norfolk Southern Corp.                                   2,416               104
Northrop Grumman Corp.                                   2,114               109
PACCAR, Inc.                                             2,581                97
Pall Corp.                                                 961                31
Parker Hannifin Corp.                                    1,077                56
Pitney Bowes, Inc.                                       1,654                41

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDUSTRIALS--(CONTINUED)
Precision Castparts Corp.                                  979   $           100
Quanta Services, Inc.(2)                                 1,410                31
Raytheon Co.                                             2,644               127
Republic Services, Inc.                                  2,118                56
Robert Half International, Inc.                            794                20
Robinson (C.H.) Worldwide, Inc.                          1,178                68
Rockwell Automation, Inc.                                  849                36
Rockwell Collins, Inc.                                   1,022                52
Ryder System, Inc.                                         452                18
Southwest Airlines Co.                                   4,424                42
Stericycle, Inc.(2)                                        441                21
Textron, Inc.                                            1,962                37
Union Pacific Corp.                                      3,440               201
United Parcel Service, Inc. Class B                      6,824               385
United Technologies Corp.                                6,391               389
Waste Management, Inc.                                   3,244                97
                                                                 ---------------
                                                                           6,421
                                                                 ---------------
INFORMATION TECHNOLOGY--18.3%
Adobe Systems, Inc.(2)                                   3,321               110
Advanced Micro Devices, Inc.(2)                          2,665                15
Affiliated Computer Services, Inc. Class A(2)              794                43
Agilent Technologies, Inc.(2)                            2,157                60
Akamai Technologies, Inc.(2)                             1,376                27
Altera Corp.                                             1,741                36
Amphenol Corp. Class A                                   1,122                42
Analog Devices, Inc.                                     1,876                52
Apple, Inc.(2)                                           6,084             1,128
Applied Materials, Inc.                                  8,791               118
Autodesk, Inc.(2)                                        1,343                32
Automatic Data Processing, Inc.                          3,523               138
BMC Software, Inc.(2)                                    1,230                46
Broadcom Corp. Class A(2)                                2,982                91
CA, Inc.                                                 2,592                57
Ciena Corp.(2)                                             735                12
Cisco Systems, Inc.(2)                                  38,681               911
Citrix Systems, Inc.(2)                                  1,121                44
Cognizant Technology Solutions Corp. Class
   A(2)                                                  1,953                75
Computer Sciences Corp.(2)                                 967                51
Compuware Corp.(2)                                       2,005                15
Convergys Corp.(2)                                         993                10
Corning, Inc.                                           10,090               154
Dell, Inc.(2)                                           11,246               172
eBay, Inc.(2)                                            7,321               173

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
Electronic Arts, Inc.(2)                                 2,084   $            40
EMC Corp.(2)                                            14,030               239
Fidelity National Information Services, Inc.             1,031                26
Fiserv, Inc.(2)                                          1,041                50
FLIR Systems, Inc.(2)                                    1,129                32
Google, Inc. Class A(2)                                  1,617               802
Harris Corp.                                             1,060                40
Hewlett-Packard Co.                                     16,152               763
Intel Corp.                                             37,614               736
International Business Machines Corp.                    8,905             1,065
Intuit, Inc.(2)                                          2,250                64
Jabil Circuit, Inc.                                      1,714                23
JDS Uniphase Corp.(2)                                    1,789                13
Juniper Networks, Inc.(2)                                3,645                98
KLA-Tencor Corp.                                         1,335                48
Lexmark International, Inc. Class A(2)                     638                14
Linear Technology Corp.                                  1,337                37
LSI Corp.(2)                                             5,248                29
MasterCard, Inc. Class A                                   619               125
McAfee, Inc.(2)                                            950                42
MEMC Electronic Materials, Inc.(2)                       1,826                30
Microchip Technology, Inc.                                 999                26
Micron Technology, Inc.(2)                               6,214                51
Microsoft Corp.                                         52,606             1,362
Molex, Inc.                                                684                14
Motorola, Inc.                                          14,788               127
National Semiconductor Corp.                             1,587                23
NetApp, Inc.(2)                                          2,053                55
Novell, Inc.(2)                                          2,809                13
Novellus Systems, Inc.(2)                                  795                17
NVIDIA Corp.(2)                                          3,370                51
Oracle Corp.                                            26,081               543
Paychex, Inc.                                            2,217                64
QLogic Corp.(2)                                          1,041                18
QUALCOMM, Inc.                                          11,367               511
Red Hat, Inc.(2)                                         1,358                38
Salesforce.com, Inc.(2)                                    604                34
SanDisk Corp.(2)                                         1,205                26
Sun Microsystems, Inc.(2)                                4,719                43
Symantec Corp.(2)                                        5,079                84
Tellabs, Inc.(2)                                         3,238                22
Teradata Corp.(2)                                          972                27
Teradyne, Inc.(2)                                        1,377                13
Texas Instruments, Inc.                                  8,756               207

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
INFORMATION TECHNOLOGY--(CONTINUED)
Total System Services, Inc.                              1,601   $            26
VeriSign, Inc.(2)                                        1,572                37
Western Digital Corp.(2)                                 1,611                59
Western Union Co. (The)                                  4,991                94
Xerox Corp.                                              5,352                41
Xilinx, Inc.                                             1,657                39
Yahoo!, Inc.(2)                                          7,693               137
                                                                 ---------------
                                                                          11,730
                                                                 ---------------
MATERIALS--3.4%
Air Products & Chemicals, Inc.                           1,498               116
Airgas, Inc.                                               559                27
AK Steel Holding Corp.                                     911                18
Alcoa, Inc.                                              6,511                85
Allegheny Technologies, Inc.                               783                27
Ball Corp.                                                 503                25
Bemis Co., Inc.                                            811                21
CF Industries Holdings, Inc.                               294                25
Dow Chemical Co. (The)                                   7,897               206
Du Pont (E.I.) de Nemours & Co.                          6,076               195
Eastman Chemical Co.                                       590                32
Ecolab, Inc.                                             1,465                68
FMC Corp.                                                  501                28
Freeport-McMoRan Copper & Gold, Inc.(2)                  2,663               183
International Flavors & Fragrances, Inc.                   640                24
International Paper Co.                                  2,686                60
MeadWestvaco Corp.                                       1,390                31
Monsanto Co.                                             3,592               278
Newmont Mining Corp.                                     3,137               138
Nucor Corp.                                              1,967                93
Owens-Illinois, Inc.(2)                                    988                37
Pactiv Corp.(2)                                          1,069                28
PPG Industries, Inc.                                     1,101                64
Praxair, Inc.                                            1,993               163
Sealed Air Corp.                                         1,284                25
Sigma-Aldrich Corp.                                        782                42
Titanium Metals Corp.                                      692                 7
United States Steel Corp.                                  946                42
Vulcan Materials Co.                                       896                48
Weyerhaeuser Co.                                         1,443                53
                                                                 ---------------
                                                                           2,189
                                                                 ---------------
TELECOMMUNICATION SERVICES--3.1%
American Tower Corp. Class A(2)                          2,838               103

                                                    SHARES            VALUE
                                               ---------------   ---------------
TELECOMMUNICATION SERVICES--(CONTINUED)
AT&T, Inc.                                              39,633   $         1,071
CenturyTel, Inc.                                         2,115                71
Frontier Communications Corp.                            2,533                19
MetroPCS Communications, Inc.(2)                         1,353                13
Qwest Communications International, Inc.                 8,900                34
Sprint Nextel Corp.(2)                                  20,487                81
Verizon Communications, Inc.                            18,968               574
Windstream Corp.                                         3,575                36
                                                                 ---------------
                                                                           2,002
                                                                 ---------------
UTILITIES--3.7%
AES Corp. (The)(2)                                       4,282                64
Allegheny Energy, Inc.                                   1,375                37
Ameren Corp.                                             1,793                45
American Electric Power Co., Inc.                        3,109                96
CenterPoint Energy, Inc.                                 2,800                35
CMS Energy Corp.                                         1,840                25
Consolidated Edison, Inc.                                1,961                80
Constellation Energy Group, Inc.                         1,452                47
Dominion Resources, Inc.                                 4,114               142
DTE Energy Co.                                             980                34
Duke Energy Corp.                                        8,785               138
Dynegy, Inc. Class A(2)                                  4,115                11
Edison International                                     2,307                78
Entergy Corp.                                            1,378               110
EQT Corp.                                                  756                32
Exelon Corp.                                             4,527               225
FirstEnergy Corp.                                        1,998                91
FPL Group, Inc.                                          2,629               145
Integrys Energy Group, Inc.                                622                22
Nicor, Inc.                                                368                14
NiSource, Inc.                                           2,231                31
Northeast Utilities                                      1,197                28
Pepco Holdings, Inc.                                     1,759                26
PG&E Corp.                                               2,348                95
Pinnacle West Capital Corp.                                820                27
PPL Corp.                                                2,695                82
Progress Energy, Inc.                                    1,842                72
Public Service Enterprise Group, Inc.                    3,565               112
Questar Corp.                                            1,045                39
SCANA Corp.                                                955                33
Sempra Energy                                            1,747                87
Southern Co. (The)                                       5,231               166
TECO Energy, Inc.                                        1,731                24

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                    SHARES            VALUE
                                               ---------------   ---------------
UTILITIES--(CONTINUED)
Wisconsin Energy Corp.                                     675   $            31
Xcel Energy, Inc.                                        3,023                58
                                                                 ---------------
                                                                           2,382
                                                                 ---------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $58,702)                                              63,045
                                                                 ---------------
TOTAL LONG TERM INVESTMENTS--98.4%
   (IDENTIFIED COST $58,702)                                              63,045
                                                                 ---------------
SHORT-TERM INVESTMENTS--1.6%
MONEY MARKET MUTUAL FUNDS--1.6%
State Street Institutional Liquid
   Reserves Fund - Institutional
   Shares (seven-day effective yield
   0.260%)                                           1,020,098             1,020
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $1,020)                                                1,020
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
   (IDENTIFIED COST $59,722)                                              64,065(1)
Other Assets and Liabilities--0.0%                                           (21)
                                                                 ---------------
NET ASSETS--100.0%                                               $        64,044
                                                                 ===============

                            Refer to Footnote Legend

ABBREVIATIONS:

MBIA   Municipal Bond Insurance Association
REIT   Real Estate Investment Trust

At September 30, 2009, the Series had entered into futures contracts as follows ($ values reported in 000's):

                                                 Value of      Market      Unrealized
                                   Number of    Contracts     Value of    Appreciation
                 Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
                 ---------------   ---------   -----------   ---------   -------------
S&P 500 E-Mini     December-09         26         $1,370      $1,369          $(1)
                                                                              ---
                                                                              $(1)

The following table provides a summary of inputs used to value the Series' net assets as of September 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments.):

                               TOTAL VALUE
                                   AT         LEVEL 1
                                SEPTEMBER     QUOTED
                                 30, 2009     PRICES
                               -----------   --------
Equity Securities:
   Common Stocks                 $63,045      $63,045
   Short-Term Investments          1,020        1,020
Total Investment                 $64,065      $64,065
Other Financial Instruments:
   Futures Contracts             $    (1)     $    (1)
Total Liabilities                $    (1)     $    (1)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4.00 pm. Eastern Time).

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair market value.

Money Market Series uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The deviations between the net asset value per share are monitored by using available market quotations and Money Market's net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

The series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

- Level 3 - prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

A summary of the inputs used to value the series' net assets by each major security type, is disclosed at the end of the Schedules of Investments for each Series.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market may be valued using amortized cost, in accordance with the Investment company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect series results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equals to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

The Series enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

The Multi-Sector Fixed Income Series and the Multi-Sector Short Term Bond Series held forward currency contracts during the current reporting period. At September 30, 2009, the Multi-Sector Fixed Income Series and the Multi-Sector Short Term Bond Series did not hold any open forward currency contracts.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

futures contracts. The Series enter into futures contract as a hedge against anticipated changes in the market value of their portfolio securities. The potential risk to the series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

The Van Kampen Equity 500 Index Series (the "Series") purchases and sells stock index futures ("futures contracts") to simulate full investment in the S&P 500 Index while retaining a cash balance for the fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Series bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. For open futures contracts as of September 30, 2009, see the Schedule of Investments, which is also indicative of activity for the period ended September 30, 2009.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each series' Schedule of Investments, where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. At September 30, 2009, the series did not hold any restricted securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION
($ REPORTED IN THOUSANDS)

At September 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each series were as follows:

                                                                                                         NET UNREALIZED
                                                               FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
SERIES                                                        TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
------                                                        --------   ------------   --------------   -------------
Phoenix Capital Growth Series                                 $193,195      $38,409         $(5,999)        $32,410
Phoenix Dynamic Asset Allocation Series: Aggressive Growth      16,771        2,083            (755)          1,328
Phoenix Dynamic Asset Allocation Series: Growth                 30,189        3,675          (1,404)          2,271
Phoenix Dynamic Asset Allocation Series: Moderate               28,184        2,690            (983)          1,707
Phoenix Dynamic Asset Allocation Series: Moderate Growth        25,476        2,542            (988)          1,554

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Phoenix Growth and Income Series                                70,156       19,757            (959)         18,798
Phoenix Mid-Cap Growth Series                                   44,067        6,260          (2,148)          4,112
Phoenix Mid-Cap Value Series                                    90,073       19,991            (191)         19,800
Phoenix Multi-Sector Fixed Income Series                       202,028       15,266         (10,943)          4,323
Phoenix Mutli-Sector Short Term Bond Series                     32,407        1,898          (1,740)            158
Phoenix Small-Cap Growth Series                                 20,558        5,274            (103)          5,171
Phoenix Small-Cap Value Series                                  32,658        5,659            (273)          5,386
Phoenix Strategic Allocation Series                            152,339       22,088          (5,400)         16,688
Phoenix-Aberdeen International Series                          348,002       84,567         (15,900)         68,667
Phoenix-Duff & Phelps Real Estate Securities Series             88,413       20,736          (1,974)         18,762
Phoenix-Van Kampen Comstock Series                              47,400        4,913          (4,841)             72
Phoenix-Van Kampen Equity 500 Series                            63,490       10,396          (9,821)            575

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Phoenix Edge Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (principal financial officer)

Date                       November 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.